Securities Act File No. 333-22309
Investment Company Act File No. 811-08071
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

                         Post-Effective Amendment No. 9                      /X/

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

                         Amendment No. 9                                     /X/

                        (Check appropirate box or boxes)

                         LAZARD RETIREMENT SERIES, INC.
               (Exact Name of Registrant as Specified in Charter)

30 Rockefeller Plaza, New York, New York                                   10112
(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code:               (212) 632-6000

                            David M. Goldenberg, Esq.
                              30 Rockefeller Plaza
                            New York, New York 10112
                     (Name and Address of Agent for Service)

                                    copy to:

                             Stuart H. Coleman, Esq.
                          Stroock & Stroock & Lavan LLP
                                 180 Maiden Lane
                          New York, New York 10038-4982

     It is proposed that this filing will become effective (check appropriate box)

_____  immediately upon filing pursuant to paragraph (b)
__X__  on May 1, 2001 pursuant to paragraph (b)
_____  60 days after filing pursuant to paragraph (a)(1)
_____  on (date) pursuant to paragraph (a)(1)
_____  75 days after filing pursuant to paragraph (a)(2)
_____  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------



                           ----------
                           PROSPECTUS
                           ----------

                         May 1, 2001
                         -------------------------------------------------------
                         Lazard Retirement Equity Portfolio
                         Lazard Retirement Small Cap Portfolio
                         Lazard Retirement International Equity Portfolio
                         Lazard Retirement International Small Cap Portfolio Lazard Retirement Emerging Markets Portfolio
                         Lazard Retirement International Equity Select Portfolio Lazard Retirement International Fixed-Income Portfolio Lazard Retirement Strategic Yield Portfolio
                         -------------------------------------------------------
         AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
-------------------------------------------------------------------------------

                            1    OVERVIEW
CAREFULLY REVIEW THIS
IMPORTANT SECTION FOR
INFORMATION ON THE
PORTFOLIOS' INVESTMENTS,
STRATEGIES, RISKS, PAST
PERFORMANCE AND FEES.      4    GOALS, STRATEGIES, RISK/RETURN AND EXPENSES
                           4    Lazard Retirement Equity Portfolio
                           6    Lazard Retirement Small Cap Portfolio
                           8    Lazard Retirement International Equity Portfolio
                          10    Lazard Retirement International Small Cap Portfolio
                          12    Lazard Retirement Emerging Markets Portfolio
                          14    Lazard Retirement International Equity Select Portfolio
                          16    Lazard Retirement International Fixed-Income Portfolio
                          19    Lazard Retirement Strategic Yield Portfolio
REVIEW THIS SECTION FOR
DETAILS ON THE PEOPLE AND
ORGANIZATIONS WHO OVERSEE
THE PORTFOLIOS.           22     FUND MANAGEMENT
                          22    Investment Manager
                          22    Principal Portfolio Managers
                          24    Administrator
                          24    Distributor
                          24    Custodian
REVIEW THIS SECTION FOR
DETAILS ON HOW SHARES ARE
VALUED, HOW TO PURCHASE AND
SELL SHARES, RELATED CHARGES AND
PAYMENTS OF DIVIDENDS
AND DISTRIBUTIONS.        25    ACCOUNT POLICIES
                          25    Buying Shares
                          25    Distribution and Service (12b-1) Fees
                          25    Selling Shares
                          26    Dividends, Distributions and Taxes
REVIEW THIS SECTION FOR
RECENT FINANCIAL
INFORMATION.              27    FINANCIAL HIGHLIGHTS
                          31    Performance Information for Related Accounts

WHERE TO LEARN MORE ABOUT
THE PORTFOLIOS.            BACK COVER

-------------------------------------------------------------------------------
         LAZARD ASSET MANAGEMENT, A DIVISION OF LAZARD FRERES & CO. LLC
           ("LAZARD"), SERVES AS EACH PORTFOLIO'S INVESTMENT MANAGER.
-------------------------------------------------------------------------------


The portfolios (each, a "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") are intended to be funding vehicles for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of a Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund's Board will monitor each Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, call 1-800-887-4929.

OVERVIEW
-------------------------------------------------------------------------------

The Portfolios              The Fund consists of eight separate Portfolios.
                            Each Portfolio has its own investment objective, strategies and risk/return profile. Because you could lose money by investing in a Portfolio, be sure to read all risk disclosures carefully before investing.

                            You should be aware that the Portfolios:

                            o  Are not bank deposits

                            o Are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                            o Are not guaranteed to achieve their stated goals

                            INFORMATION ON EACH PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).


                            ------------------------------------------------
Who May Want to Invest?        EQUITY PORTFOLIOS
                            -------------------------------------------------

                            Lazard Retirement Equity Portfolio
                            Lazard Retirement Small Cap Portfolio
                            Lazard Retirement International Equity Portfolio Lazard Retirement International Small Cap
                              Portfolio
                            Lazard Retirement Emerging Markets Portfolio
                            Lazard Retirement International Equity Select
                              Portfolio

                            These Portfolios invest primarily in equity securities, including common stocks, preferred stocks and convertible securities. The Investment Manager seeks to identify undervalued securities based on earnings, cash flow or asset values. The Investment Manager focuses on individual stock selection rather than on general stock market trends.

                            The securities in which the Portfolios invest generally have one or more of the following characteristics:

                            o are undervalued relative to their earnings,
                              cash flow or asset values


                            o have an attractive price/value relationship
                              and , in the Investment Manager's opinion, a catalyst that has the potential to enhance value, such as a change in management or a new product offering

                            o are out of favor due to circumstances which are
                              unlikely to harm the company's franchise or earnings power

                            o have low projected price-to-earnings or
                              price-to-cash flow multiples

                            The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.


                            Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already undervalued.

                            Under adverse market conditions, a Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this to avoid losses, but it may result in the Portfolio not achieving its investment objective.

                            Consider investing in these Portfolios if you are:

                            o looking to add an equity component to your
                              portfolio

                            o willing to accept higher risks of investing in
                              the stock market in exchange for potentially higher long-term returns

                            These Portfolios may not be appropriate if you are uncomfortable with an investment that will go up and down in value.

                           --------------------------------------------------
                               FIXED-INCOME PORTFOLIOS
                           --------------------------------------------------

                           Lazard Retirement International Fixed-Income
                           Portfolio
                           Lazard Retirement Strategic Yield Portfolio


                            These Portfolios will invest in a variety of fixed-income securities. The Portfolios are constructed using a bottom-up discipline in which the Investment Manager follows a systematic process to seek out undervalued opportunities within each sector. Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration, coupon, currency and country risks.

                            The Investment Manager assigns a relative yield spread target to each security purchased, which reflects the trading level at which the Investment Manager believes the security is fully valued. Targets are reviewed periodically, and performance is evaluated on an ongoing basis. The Investment Manager typically sells a security for any of the following reasons:

                            o the yield spread declines to a level at
                              which the Investment Manager believes the security no longer reflects relative value

                            o the original underlying investment
                              conditions are no longer valid, including a change in the fundamental rationale for the purchase

                            o in the opinion of the Investment Manager,
                              the security's respective asset category or sector has become overvalued relative to investment risks


                            The risks associated with each Portfolio will vary. Each investor should review carefully the risks associated with each Portfolio.

                            Under adverse market conditions, a Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this to avoid losses, but it may result in the Portfolio not achieving its investment objective.

                            Consider investing in these Portfolios if you are:

                            o seeking potentially higher returns than those
                              offered by money market funds

                            o willing to accept the risks of price and
                              dividend fluctuations

                            These Portfolios may not be appropriate if you are uncomfortable with an investment that will go up and down in value.

GOALS, STRATEGIES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------

----------------------
  LAZARD RETIREMENT
  EQUITY PORTFOLIO
----------------------

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT
 STRATEGIES               The Portfolio invests primarily in equity securities,
                          principally common stocks, of relatively large U.S.
                          companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


                          Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

PRINCIPAL INVESTMENT
 RISKS While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                          Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

  The accompanying bar chart
  and table provide some
  indication of the risks of
  investing in Lazard
  Retirement Equity Portfolio
  by showing the Portfolio's
  annual and long-term
  performance. The bar chart
  shows how the performance of
  the Portfolio's shares has
  varied from year to year.
  The table compares the
  performance of the
  Portfolio's shares over time
  to that of the S&P 500
  Index, an unmanaged, market
  capitalization-weighted
  index of 500 common stocks,
  designed to measure
  performance of the broad
  domestic economy through
  changes in the aggregate
  market value of these
  stocks, which represent all
  major industries. Both the
  bar chart and table assume
  reinvestment of dividends
  and distributions. Past
  performance information does
  not reflect the fees and
  charges imposed at the
  separate account level, and
  such charges will have the
  effect of reducing
  performance. Past
  performance does not
  indicate how the Portfolio
  will perform in the future.



                         PERFORMANCE BAR CHART AND TABLE
-------------------------------------------------------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[Representation of bar chart in printed piece.]

                     1999                              2000
                     ----                              ----
                     8.16%                            (0.09)%

-------------------------------------------------------------------------------
      Best quarter:                   6/30/99                 8.90%
      Worst quarter:                  9/30/99                (9.72)%
-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2000)

                       Inception Date      Past Year      Since Inception
-------------------------------------------------------------------------------
RETIREMENT EQUITY
  PORTFOLIO                3/18/98           (0.09)%             6.70%
-------------------------------------------------------------------------------
S&P 500 INDEX                                (9.11)%             8.65%
-------------------------------------------------------------------------------

GOALS, STRATEGIES, RISK/RETURN AND EXPENSES
------------------------------------------------------------------------------

----------------------
 LAZARD RETIREMENT
 SMALL CAP PORTFOLIO
----------------------

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.


PRINCIPAL INVESTMENT
  STRATEGIES              The Portfolio invests primarily in equity securities,
                          principally common stocks, of relatively small U.S.
                          companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations of $2 billion or less or are included in the Russell 2000(R)Index.

                          Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of small cap companies. These securities generally have one or more of the following characteristics:

                          o have the potential to become a larger factor in the
                            company's business sector

                          o have significant debt but have high levels of free
                            cash flow

                          o have a relatively short corporate history with the
                            expectation that the business may grow

                          The Portfolio may invest up to 20% of its total assets in equity securities of larger U.S. companies.

PRINCIPAL INVESTMENT
 RISKS While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.


                          The shares of smaller companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio's investments will rise and fall based only on investor perception. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier small cap stock funds.

 The accompanying bar chart
 and table provide some
 indication of the risks of
 investing in Lazard
 Retirement Small Cap
 Portfolio by showing the
 Portfolio's annual and
 long-term performance. The
 bar chart shows how the
 performance of the
 Portfolio's shares has
 varied from year to year.
 The table compares the
 performance of the
 Portfolio's shares over time
 to that of the Russell 2000
 Index, an unmanaged index
 comprised of the 2,000
 smallest U.S. companies
 included in the Russell
 3000(R) Index (consisting of
 the 3,000 largest U.S.
 companies by
 capitalization). Both the
 bar chart and table assume
 reinvestment of dividends
 and distributions. Past
 performance information does
 not reflect the fees and
 charges imposed at the
 separate account level, and
 such charges will have the
 effect of reducing
 performance. Past
 performance does not
 indicate how the Portfolio
 will perform in the future.



                         PERFORMANCE BAR CHART AND TABLE
-------------------------------------------------------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[Representation of Bar chart in printed piece.]

                   1998                1999              2000
                 -------              ------            ------
                  (3.22)%              5.13%            21.05%

-------------------------------------------------------------------------------
      Best quarter:                   6/30/99                21.25%
      Worst quarter:                  9/30/98               (16.50)%
-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2000)

                       Inception Date      Past Year       Since Inception
-------------------------------------------------------------------------------
RETIREMENT SMALL
  CAP PORTFOLIO            11/4/97           21.05%              6.33%
-------------------------------------------------------------------------------
RUSSELL 2000 INDEX                           (3.02)%             4.18%

GOALS, STRATEGIES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------

-------------------------------
 LAZARD RETIREMENT
INTERNATIONAL EQUITY PORTFOLIO
-------------------------------



INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.


PRINCIPAL INVESTMENT
  STRATEGIES              The Portfolio invests primarily in equity securities,
                          principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International
                          (MSCI(R)) Europe, Australasia and Far East (EAFE(R))
                          Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                          In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The percentage of the Portfolio's assets invested in particular geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities.

                          The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT
   RISKS While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. Foreign securities include special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                          While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

 The accompanying bar chart
 and table provide some
 indication of the risks of
 investing in Lazard
 Retirement International
 Equity Portfolio by showing
 the Portfolio's annual and
 long-term performance. The
 bar chart shows how the
 performance of the
 Portfolio's shares has
 varied from year to year.
 The table compares the
 performance of the
 Portfolio's shares over time
 to that of the MSCI EAFE
 Index, an unmanaged, broadly
 diversified international
 index comprised of equity
 securities of approximately
 1,000 companies located
 outside the United States.
 Both the bar chart and table
 assume reinvestment of
 dividends and distributions.
 Past performance information
 does not reflect the fees
 and charges imposed at the
 separate account level, and
 such charges will have the
 effect of reducing
 performance. Past
 performance does not
 indicate how the Portfolio
 will perform in the future.



                         PERFORMANCE BAR CHART AND TABLE
-------------------------------------------------------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

[Representation of Bar chart in printed piece.]

                         1999                     2000
                        ------                   -------
                        21.41%                   (9.62)%

-------------------------------------------------------------------------------
      Best quarter:                  12/31/99                10.22%
      Worst quarter:                  9/30/00                (6.34)%
-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2000)

                       Inception Date       Past Year       Since Inception
-------------------------------------------------------------------------------
RETIREMENT
  INTERNATIONAL
  EQUITY PORTFOLIO         9/1/98            (9.62)%             9.36%
-------------------------------------------------------------------------------
MSCI EAFE INDEX                             (14.16)%            10.96%
-------------------------------------------------------------------------------

GOALS, STRATEGIES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL
SMALL CAP PORTFOLIO


INVESTMENT OBJECTIVE       The Portfolio seeks long-term capital appreciation.




PRINCIPAL INVESTMENT
   STRATEGIES             The Portfolio invests primarily in equity securities,
                          principally common stocks, of relatively small non-U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers
                          "small non-U.S. companies" to be those non-U.S.
                          companies with market capitalizations, at the time of initial purchase by the Portfolio, below $5 billion or in the range of the smallest 10% of companies included in the Morgan Stanley Capital International (MSCI(R))
                          Europe, Australasia and Far East (EAFE(R)) Index
                          (based on market capitalization of the Index as a whole).


                          In choosing stocks for the Portfolio, the Investment Manager looks for smaller, well-managed non-U.S. companies that have the potential to grow. The percentage of the Portfolio's assets invested in particular geographic sectors may shift from time to time based on the Investment Manager's judgment.


                          Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of small cap companies.

                          These securities generally have one or more of the following characteristics:

                          o have the potential to become a larger factor in the
                            company's business sector

                          o have significant debt but have high levels of free
                            of cash flow

                          o have a relatively short corporate history with the
                            expectation that the business may grow

                          The Investment Manager currently intends to invest the Portfolio's assets primarily in companies based in Continental Europe, the United Kingdom, the Pacific Basin, Latin America and Canada.

                          The Portfolio may invest up to 20% of its total assets in equity securities of larger companies.

                          The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT
  RISKS While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. Foreign securities include special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. Small companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established, companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                          The shares of smaller companies tend to trade less frequently that those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio's investments will rise and fall based on investor perception only. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier stock funds.

                          While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


                                    PERFORMANCE BAR CHART AND TABLE
                                    --------------------------------


                          Because the Portfolio has not commenced investment operations, no performance returns are presented in this part of the prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio's average annual returns compare with those of a broad measure of market performance.

GOALS, STRATEGIES, RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

-----------------------------
  LAZARD RETIREMENT
  EMERGING MARKETS PORTFOLIO
-----------------------------

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT
  STRATEGIES              The Portfolio invests primarily in equity securities,
                          principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


                          Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI(R)) Emerging Markets Free(R) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela.

                          Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

                          The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT
  RISKS Foreign securities include special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                          While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.




 The accompanying bar chart
 and table provide some
 indication of the risks of
 investing in Lazard
 Retirement Emerging Markets
 Portfolio by showing the
 Portfolio's annual and
 long-term performance. The
 bar chart shows how the
 performance of the
 Portfolio's shares has
 varied from year to year.
 The table compares the
 performance of the
 Portfolio's shares over time
 to that of the MSCI Emerging
 Markets Free Index, an
 unmanaged index of emerging
 market securities in
 countries open to non-local
 investors. Both the bar
 chart and table assume
 reinvestment of dividends
 and distributions. Past
 performance information does
 not reflect the fees and
 charges imposed at the
 separate account level, and
 such charges will have the
 effect of reducing
 performance. Past
 performance does not
 indicate how the Portfolio
 will perform in the future.



                         PERFORMANCE BAR CHART AND TABLE
------------------------------------------------------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31


[Representation of Bar chart in printed piece.]
  1998                           1999                          2000
---------                       -------                     ---------
 (22.85)%                        52.09%                      (28.07)%

-------------------------------------------------------------------------------
      Best quarter:                  12/31/99                29.16%
      Worst quarter:                  9/30/98               (22.58)%
-------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2000)

                       Inception Date       Past Year       Since Inception
------------------------------------------------------------------------------
RETIREMENT
  EMERGING
  MARKETS PORTFOLIO        11/4/97          (28.07)%            (6.66)%
-------------------------------------------------------------------------------
MSCI EMERGING
  MARKETS
  FREE INDEX                                (30.61)%            (6.43)%
-------------------------------------------------------------------------------

GOALS, STRATEGIES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------

----------------------------------
 LAZARD RETIREMENT INTERNATIONAL
 EQUITY SELECT PORTFOLIO
----------------------------------



INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.


PRINCIPAL INVESTMENT
  STRATEGIES              The Portfolio invests primarily in equity securities,
                          principally American and Global Depositary Receipts
                          (ADRs and GDRs, respectively) and common stocks, of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley
                          Capital International (MSCI(R)) Europe, Australasia and Far East (EAFE(R)) Index that the Investment
                          Manager believes are undervalued based on their earnings, cash flow or asset values.

                          The Portfolio currently intends to hold securities of between 30 and 45 different issuers, which the Investment Manager intends to hold on a long-term basis. This strategy could result in lower brokerage costs to the Portfolio. Although the Investment Manager does not anticipate frequent trading in the Portfolio's securities, the Investment Manager will sell portfolio positions when it considers such action appropriate.

                          In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities.

                          The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT
   RISKS While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. Foreign securities include special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                          While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


                                      PERFORMANCE BAR CHART AND TABLE
                                      -------------------------------


                          Because the Portfolio has not commenced investment operations, no performance returns are presented in this part of the prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio's average annual returns compare with those of a broad measure of market performance.

GOALS, STRATEGIES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------

---------------------------------
LAZARD RETIREMENT INTERNATIONAL
FIXED-INCOME PORTFOLIO
---------------------------------

INVESTMENT OBJECTIVE      The Portfolio seeks maximum total return from a
                          combination of capital appreciation and current income.

PRINCIPAL INVESTMENT
  STRATEGIES              The Portfolio invests primarily in fixed-income
                          securities of varying maturities of companies within, or governments, their agencies or instrumentalities of, non-U.S. countries. The Portfolio may invest in any region of the world, including emerging market countries. However, the Investment Manager currently intends to invest the Portfolio's assets primarily in companies within, or governments of, Continental
                          Europe, the United Kingdom, Canada and the Pacific
                          Basin.


                          Under normal circumstances, the Portfolio invests at least 80% of its total assets in bonds and other fixed-income securities. The Portfolio typically invests more than half of its total assets in corporate bonds, mortgage-related securities, asset-backed securities and zero coupon securities, and typically invests less than half of its total assets in foreign government obligations.

                          The Portfolio may invest up to 15% of its total assets in fixed-income securities which, at the time of purchase, are rated below investment grade ("junk bonds") and as low as the lowest rating assigned by S&P or Moody's or the unrated equivalent as determined by the Investment Manager.

                          Under normal market conditions, the Portfolio's effective duration will range between two and eight years. Duration is an indication of how sensitive a portfolio may be to changes in interest rates. For example, the market price of a fixed-income security with a duration of three years should decline 3% if interest rates rise 1% and increase 3% if interest rates fall 1%.

                          The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT
   RISKS While bonds are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                          Foreign securities include special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

                          The securities markets of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

                          The Portfolio is subject to credit risk, which is the risk that an issuer of bonds held by the Portfolio will have its credit rating downgraded or will fail to make timely interest or principal payments, potentially reducing the Portfolio's income or share price. The Portfolio's investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Junk bonds tend to be more volatile, less liquid and are considered speculative.

                          Mortgage-related and asset-backed securities are subject to both credit and pre-payment risk, and may have a different interest rate sensitivity and be more volatile and less liquid than more traditional debt securities.

                          Other risk factors could have an effect on the Portfolio's performance, including:


                          o if the Portfolio's mortgage-related securities are
                            paid off substantially earlier or later than expected, the Portfolio's share price or yield could be hurt

                          o the price and yield of non-U.S. debt securities
                            could be affected by factors ranging from political and economic instability to changes in currency exchange rates

                          o during unusual market conditions, the Portfolio may
                            not be able to sell certain securities at the time and price it would like

                          While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it also may use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

                          At times, the Portfolio may engage in short-term trading, which could produce higher brokerage costs.

                                    PERFORMANCE BAR CHART AND TABLE
                                    -------------------------------

                          Because the Portfolio has not commenced investment operations, no performance returns are presented in this part of the prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio's average annual returns compare with those of a broad measure of market performance.

GOALS, STRATEGIES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------

---------------------------
LAZARD RETIREMENT
STRATEGIC YIELD PORTFOLIO
---------------------------

INVESTMENT OBJECTIVE      The Portfolio seeks total return from a combination of
                          capital appreciation and current income.

PRINCIPAL INVESTMENT
  TRATEGIES               The Portfolio invests primarily in a wide variety of
                          U.S. and non-U.S. fixed-income securities. The
                          Portfolio typically invests approximately half of its total assets in investment grade corporate bonds, mortgage-related securities and asset-backed securities. The Portfolio typically invests approximately half of its total assets in fixed-income securities rated below investment grade ("junk bonds"), emerging markets securities, structured notes and local currency-dominated bonds. Structured notes are securities that provide cash flows based on the movement of underlying variables, such as exchange rates or interest rates. The Portfolio may invest in securities with various maturities.

                          At least 95% of these fixed-income securities will be rated, at the time of purchase, at least CCC by S&P or Caa by Moody's, or the unrated equivalent as determined by the Investment Manager. The remaining 5% may be rated as low as the lowest rating assigned by S&P or Moody's or the unrated equivalent as determined by the Investment Manager. Consequently, the Portfolio may invest all of its assets in fixed-income securities rated below investment grade.

                          The Portfolio may invest without limitation in non-U.S. dollar denominated fixed-income securities of foreign issuers. The Portfolio also may invest in American or Global Depositary Receipts issued in relation to a pool of fixed-income securities in which the Portfolio could invest directly. Although the Portfolio may invest in fixed-income securities without regard to their duration, the Portfolio's effective duration is expected to be up to five years. Duration is an indication of how sensitive a portfolio may be to changes in interest rates. For example, the market price of a fixed-income security with a duration of three years should decline 3% if interest rates rise 1% and increase 3% if interest rates fall 1%.

                          The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT
  RISKS While bonds are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                          The Portfolio is subject to credit risk, which is the risk that an issuer of bonds held by the Portfolio will have its credit rating downgraded or will fail to make timely interest or principal payments, potentially reducing the Portfolio's income or share price. The Portfolio's investments in lower-rated, higher-yielding bonds are subject to greater credit risk than its higher-rated investments. Junk bonds tend to be more volatile, less liquid and are considered speculative.


                          Mortgage-related and asset-backed securities are subject to both credit and pre-payment risk, and may have a different interest rate sensitivity and be more volatile and less liquid than more traditional debt securities.

                          Other risk factors could have an effect on the Portfolio's performance, including:

                          o if the Portfolio's mortgage-related securities are
                            paid off substantially earlier or later than expected, the Portfolio's share price or yield could be hurt

                          o the price and yield of non-U.S. debt securities
                            could be affected by factors ranging from political and economic instability to changes in currency exchange rates

                          o during unusual market conditions, the Portfolio may
                            not be able to sell certain securities at the time and price it would like


                          Foreign securities include special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

                          The securities markets of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

                          While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it also may use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

                          At times, the Portfolio may engage in short-term trading, which could produce higher brokerage costs.


                                     PERFORMANCE BAR CHART AND TABLE
                                     -------------------------------


                          Because the Portfolio has not commenced investment operations, no performance returns are presented in this part of this prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio's average annual returns compare with those of a broad measure of market performance.

FUND MANAGEMENT
------------------------------------------------------------------------------

INVESTMENT MANAGER

Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of each Portfolio. The Investment Manager provides day-to-day management of each Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager is a division of Lazard Freres & Co. LLC, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Chicago Stock Exchanges. Lazard provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71.1 billion as of December 31, 2000. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Fund's Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2000, the Investment Manager waived all or a portion of its management fees with respect to certain Portfolios, which resulted in such Portfolios paying the Investment Manager a management fee at the effective annual rate set forth below as a percentage of the relevant Portfolio's average daily net assets.



                                                                                             Effective Annual Rate of
                                                           Investment Management               Investment Management
Name of Portfolio                                               Fee Payable                          Fee Paid
---------------                                            --------------------                ---------------------
Retirement Equity Portfolio                                       .75%                                  .01%
Retirement Small Cap Portfolio                                    .75%                                  .12%
Retirement International Equity Portfolio                         .75%                                  .16%
Retirement International Small Cap Portfolio                      .75%                                  N/A+
Retirement Emerging Markets Portfolio                            1.00%                                  .00%
Retirement International Equity Select Portfolio                  .85%                                  N/A+
Retirement International Fixed-Income Portfolio                   .75%                                  N/A+
Retirement Strategic Yield Portfolio                              .75%                                  N/A+



+ The Portfolio had not commenced investment operations on May 1, 2001.

PRINCIPAL PORTFOLIO MANAGERS

All of the Portfolios are managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolios are as follows:

RETIREMENT EQUITY PORTFOLIO--Herbert W. Gullquist (since inception) and Jeffrey
A. Kigner (since January 2001)

RETIREMENT SMALL CAP PORTFOLIO--Herbert W. Gullquist (since inception) and Leonard M. Wilson and Patrick M. Mullin (each since January 2001)

RETIREMENT INTERNATIONAL EQUITY PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)


RETIREMENT INTERNATIONAL SMALL CAP PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)


RETIREMENT EMERGING MARKETS PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

RETIREMENT INTERNATIONAL EQUITY SELECT PORTFOLIO--Herbert W. Gullquist, John R. Reinsberg and Ronald J. Saba (each since inception)

RETIREMENT INTERNATIONAL FIXED-INCOME PORTFOLIO--Kenneth C. Weiss (since February 2000) and David A. Graham (since January 2001)

RETIREMENT STRATEGIC YIELD PORTFOLIO--Kenneth C. Weiss (since February 2000) and David A. Graham (since January 2001)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS


HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of Lazard since May 1997 and Chief Investment Officer and a Managing Director of the Investment Manager since November 1982. He joined the Investment Manager in November 1982.

JEFFREY A. KIGNER. Mr. Kigner has been a Managing Director of the Investment Manager since January 2001. For more then five years prior thereto, he was Chief Investment Officer and Co-Chairman of John A. Levin & Co.


JOHN R. REINSBERG. Mr. Reinsberg has been a Managing Director of the Investment Manager since joining the Investment Manager in January 1992.

KENNETH C. WEISS. Mr. Weiss has been a Managing Director of the Investment Manager since February 2000, when he joined the Investment Manager. Previously, he was President and CEO of Hyperion Capital Management.


DAVID A. GRAHAM. Mr. Graham is a Director of the Investment Manager, which he joined in 1995.

PATRICK M. MULLIN. Mr. Mullin is a Senior Vice President of the Investment Manager, which he joined in February 1998. Prior to joining the Investment Manager, he was with Target Capital Management from February 1997 to December 1997, and prior to that he was with Dillon, Read & Co. Inc.


RONALD J. SABA. Mr. Saba has been a Director of the Investment Manager since January 2001. Mr. Saba joined the Investment Manager in February 1996.


LEONARD M. WILSON. Mr. Wilson is a Director of the Investment Manager, which he joined in 1988.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as each Portfolio's administrator.


DISTRIBUTOR

Lazard Freres & Co. LLC acts as distributor for the Portfolios.


CUSTODIAN

State Street acts as custodian of the Portfolios' investments. State Street may enter into subcustodial arrangements on behalf of the Portfolios for the holding of foreign securities.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

BUYING SHARES


Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.


Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.


The NAV is generally determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.


Foreign securities held by a Portfolio may trade on days when the Portfolio does not calculate its NAV, potentially affecting the Portfolio's NAV on days when shareholders are unable to buy or sell the Portfolio's shares.


DISTRIBUTION AND SERVICE (12B-1) FEES

The Fund has adopted a plan under rule 12b-1 that allows each Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Income dividends are normally declared and paid annually, but may be declared and paid more frequently, for each of the Equity Portfolios. Income dividends are normally declared each business day and paid monthly for each of the Fixed-Income Portfolios. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.



Dividends and distributions of a Portfolio will be reinvested unless instructed otherwise by the relevant Participant Insurance Company. Since each Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following financial highlights tables are intended to help you understand each Portfolio's financial performance since its inception, and certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent accountants, whose report, along with each Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Please note that fees and charges imposed by Participating Insurance Companies, which are not included in the tables, would reduce the investment returns that are shown.

LAZARD RETIREMENT EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:




                                                    YEAR ENDED            PERIOD FROM
                                             ------------------------     3/18/98* TO
                                             12/31/00        12/31/99       12/31/98
                                             ---------      ---------      ---------
Net asset value, beginning of period ....    $   11.53      $   11.05      $   10.00
                                             ---------      ---------      ---------
Income (loss) from investment operations:

  Net investment income (loss) ..........         0.07           0.06           0.02

  Net realized and unrealized gain (loss)        (0.10)          0.83           1.06
                                             ---------      ---------      ---------

  Total from investment operations ......        (0.03)          0.89           1.08
                                             ---------      ---------      ---------
Less distributions from and in excess of:

  Net investment income .................        (0.07)         (0.06)         (0.02)

  Net realized gain .....................        (1.23)         (0.35)         (0.01)
                                             ---------      ---------      ---------

  Total distributions ...................        (1.30)         (0.41)         (0.03)
                                             ---------      ---------      ---------

Net asset value, end of period ..........    $   10.20      $   11.53      $   11.05
                                             =========      =========      =========
TOTAL RETURN (a) ........................         (0.1)%          8.2%          10.9%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)     $   3,232      $   2,835      $   2,513

Ratios to average net assets:

  Net expenses (b) ......................         1.25%          1.33%          1.50%

  Gross expenses (b) ....................         5.07%          5.63%         21.32%

  Net investment income (b) .............         0.74%          0.42%          0.53%

Portfolio turnover rate .................          133%            35%            40%

NOTES TO FINANCIAL HIGHLIGHTS:
*    Commencement of operations.
(a) Total Returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Periods of less than one year are not annualized.
(b)  Annualized for periods of less than one year.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                                             YEAR ENDED
                                             -----------------------------------------     11/4/97* TO
                                              12/31/00        12/31/99       12/31/98        12/31/97
                                             ----------      ----------     -----------    ----------
Net asset value, beginning of period ....    $     9.82      $     9.52     $     9.84     $    10.00
                                             ----------      ----------     ----------     ----------

Income (loss) from investment operations:

  Net investment income (loss) ..........          0.03            0.02             --           0.02

  Net realized and unrealized gain (loss)          2.03            0.46          (0.32)         (0.16)
                                             ----------      ----------     ----------     ----------

  Total from investment operations ......          2.06            0.48          (0.32)         (0.14)
                                             ----------      ----------     ----------     ----------

Less distributions from and in excess of:

  Net investment income .................         (0.03)          (0.02)            --          (0.02)

  Net realized gain .....................         (0.10)          (0.16)            --             --
                                             ----------      ----------     ----------     ----------

  Total distributions ...................         (0.13)          (0.18)            --          (0.02)
                                             ==========      ==========     ==========     ==========

Net asset value, end of period ..........    $    11.75      $     9.82     $     9.52     $     9.84
                                             ==========      ==========     ==========     ==========

TOTAL RETURN (a) ........................          21.1%            5.1%          (3.2)%         (1.4)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)     $   15,205      $    2,709     $    1,704     $      591

Ratios to average net assets:

  Net expenses (b) ......................          1.25%           1.32%          1.50%          1.50%

  Gross expenses (b) ....................          2.76%           7.31%         16.20%         52.55%

  Net investment income (loss) (b) ......          0.42%           0.16%         (0.18)%         0.71%

Portfolio turnover rate .................            67%             73%            61%             0%



NOTES TO FINANCIAL HIGHLIGHTS:
*    Commencement of operations.
(a) Total Returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Periods of less than one year are not annualized.
(b)  Annualized for periods of less than one year.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:




                                                      YEAR ENDED             PERIOD FROM
                                             --------------------------        9/1/98*
                                              12/31/00        12/31/99        12/31/98
                                             ----------      ----------     -----------
Net asset value, beginning of period ....    $    13.49      $    11.23     $    10.00
                                             ----------      ----------     ----------

Income (loss) from investment operations:

  Net investment income (loss) ..........          0.10            0.08          (0.04)

  Net realized and unrealized gain (loss)         (1.40)           2.32           1.27
                                             ----------      ----------     ----------

  Total from investment operations ......         (1.30)           2.40           1.23
                                             ----------      ----------     ----------

Less distributions from and in excess of:

  Net investment income .................         (0.08)          (0.07)            --

  Net realized gain .....................         (0.10)          (0.07)            --
                                             ----------      ----------     ----------

  Total distributions ...................         (0.18)          (0.14)            --
                                             ==========      ==========     ==========

Net asset value, end of period ..........    $    12.01      $    13.49     $    11.23
                                             ==========      ==========     ==========

TOTAL RETURN (a) ........................          (9.6)%          21.4%          12.3%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)     $   20,937      $    6,308     $      513

Ratios to average net assets:

  Net expenses (b) ......................          1.25%           1.31%          1.60%

  Gross expenses (b) ....................          2.32%          12.94%         48.67%

  Net investment income (b) .............          0.72%           0.85%         (0.58)%

Portfolio turnover rate .................            32%             22%             7%



NOTES TO FINANCIAL HIGHLIGHTS:
*    Commencement of operations.
(a) Total Returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Periods of less than one year are not annualized.
(b)  Annualized for periods of less than one year.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

  PERIOD FROM
                                                           YEAR ENDED                     PERIOD FROM
                                             ---------------------------------------       11/4/97* TO
                                              12/31/00       12/31/99       12/31/98       12/31/97
                                             ---------      ----------     ---------      ---------
Net asset value, beginning of period ....    $   11.01      $    7.26      $    9.49      $   10.00
                                             ---------      ---------      ---------      ---------

Income (loss) from investment operations:

  Net investment income (loss) ..........         0.03           0.02           0.06           0.04

  Net realized and unrealized gain (loss)        (3.12)          3.76          (2.23)         (0.51)
                                             ---------      ---------      ---------      ---------

  Total from investment operations ......        (3.09)          3.78          (2.17)         (0.47)
                                             ---------      ---------      ---------      ---------

Less distributions from and in excess of:

  Net investment income .................        (0.01)         (0.03)         (0.06)         (0.04)

  Net realized gain .....................        (0.32)            --             --             --
                                             ---------      ---------      ---------      ---------

  Total distributions ...................        (0.33)         (0.03)         (0.06)         (0.04)
                                             ---------      ---------      ---------      ---------

Net asset value, end of period ..........    $    7.59      $   11.01      $    7.26      $    9.49
                                             =========      =========      =========      =========

TOTAL RETURN (a) ........................        (28.1)%         52.1%         (22.9)%         (4.7)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)     $   4,789      $   4,568      $   1,249      $   1,429

Ratios to average net assets:

  Net expenses (b) ......................         1.60%          1.64%          1.80%          1.80%

  Gross expenses (b) ....................         4.15%          9.59%         14.37%         23.17%

  Net investment income (loss) (b) ......         0.42%          0.39%          0.83%          1.96%

Portfolio turnover rate .................           54%            45%            44%             0%



NOTES TO FINANCIAL HIGHLIGHTS:
*    Commencement of operations.
(a) Total Returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Periods of less than one year are not annualized.
(b)  Annualized for periods of less than one year.

PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
-------------------------------------------------------------------------------

(LAZARD RETIREMENT INTERNATIONAL EQUITY SELECT PORTFOLIO ONLY)
THIS IS NOT THE PORTFOLIO'S PERFORMANCE

Although Lazard Retirement International Equity Select Portfolio is newly organized and does not have its own performance record, the Portfolio's investment objective, policies and strategies are substantially similar to those used by the Investment Manager in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite (the "Related Account Composite") of certain of these accounts (the "Private Accounts") and for the Portfolio's benchmark index. The Related Account Composite should not be interpreted as indicative of the Portfolio's future performance.

              Annual Total Returns for the Year Ended December 31,


                              1994      1995   1996     1997    1998      1999     2000
                              -----    -----   -----   -----    -----    -----     -----
Related Account Composite      1.2%     6.0%    12.1%    18.9%    23.7%    20.2%     3.2%
MSCI EAFE Index* ........      7.8%    11.2%     6.0%     1.8%    20.0%    27.0%   (14.2)%

                          Average Annual Total Returns
                    (for the periods ended December 31, 2000)

                               INCEPTION DATE       ONE YEAR        FIVE YEARS      SINCE INCEPTION
                               --------------       --------         ---------      ---------------
Related Account Composite           1/1/94            3.2%              15.4%             11.9%
MSCI EAFE Index*                      N/A           (14.2)%              7.1%              7.8%


-----------


  * The Morgan Stanley Capital International (MSCI(R)) Europe, Australasia and Far East (EAFE(R)) Index is an unmanaged, broadly diversified index comprised of equity securities of approximately 1,000 companies located outside the United States.


The Private Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the Related Account Composite. The performance results of the Related Account Composite reflect actual fees charged to the Private Accounts. They do not reflect the estimated fees and expenses to be incurred by the Portfolio or the fees and charges imposed by the Participating Insurance Companies under their VA contracts or VLI policies, which, if reflected, would have reduced returns.

Additionally, although it is anticipated that the Portfolio and the Private Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow resulting from purchases and redemptions of Portfolio shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.


The returns of each Private Account are time-weighted, use trade date accounting, and are based upon quarterly portfolio valuations prior to April 1995 and upon monthly portfolio valuations from April 1995 to the present. The performance figures reflect the reinvestment of dividends and other distributions as of the payment date. The returns of the Related Account Composite are dollar-weighted based upon beginning period market values on a monthly basis. This calculation method differs from guidelines of the Commission for calculating performance of mutual funds.

For more information about the Portfolios, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on each Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Portfolios, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

--------------------------------------------------------------------------------
You can get a free copy of Reports and the SAI, or request other information and discuss your questions about the Portfolios by contacting the Fund at:


                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                            New York, New York 10112
                            Telephone: 1-800-887-4929
                            http://www.lazardnet.com
--------------------------------------------------------------------------------


You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call 1-202-942-8090. You can get text-only copies:

o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.

o Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-8071


INVESTMENT MANAGER
Lazard Asset Management,
a division of Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York
10038-4982
http://www.stroock.com

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112




CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

                   LAZARD RETIREMENT SERIES
================================================================================

                   -----------
                   PROSPECTUS
                   -----------


                   May 1, 2001



                   -----------------------------------------

                   Lazard Retirement Equity Portfolio


                   -----------------------------------------




















         AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
================================================================================
                              PAGE

                              --------------------------------------------------
                                1   OVERVIEW
                              --------------------------------------------------



CAREFULLY REVIEW THIS         --------------------------------------------------
IMPORTANT SECTION FOR           3 GOAL, STRATEGIES, RISK/RETURN AND  EXPENSES
INFORMATION ON THE            --------------------------------------------------
PORTFOLIO'S INVESTMENTS,
STRATEGIES, RISKS, PAST
PERFORMANCE AND FEES.



REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON THE PEOPLE AND      5  FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE     --------------------------------------------------
THE PORTFOLIO.                 5  Investment Manager

                               5  Principal Portfolio Managers

                               5  Administrator

                               6  Distributor

                               6  Custodian




REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON HOW SHARES ARE      7  ACCOUNT POLICIES
VALUED, HOW TO PURCHASE       --------------------------------------------------
AND SELL SHARES, RELATED       7  Buying Shares
CHARGES AND PAYMENTS OF
DIVIDENDS AND                  7  Distribution and Service (12b-1) Fees
DISTRIBUTIONS.
                               7  Selling Shares

                               8  Dividends, Distributions and Taxes


REVIEW THIS SECTION FOR       --------------------------------------------------
RECENT FINANCIAL               9  FINANCIAL HIGHLIGHTS
INFORMATION.                  --------------------------------------------------


WHERE TO LEARN MORE ABOUT     -------------------------------------------------
THE PORTFOLIO.                    BACK COVER
                              -------------------------------------------------

       ------------------------------------------------------------------
         LAZARD ASSET MANAGEMENT, A DIVISION OF LAZARD FRERES & CO. LLC ("LAZARD"), SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
       ------------------------------------------------------------------

This portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board will monitor the Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, call 1-800-887-4929.

OVERVIEW
================================================================================


The Portfolio                 The Fund consists of eight separate Portfolios
                              only one of which, Lazard Retirement Equity
                              Portfolio, is being offered through this Prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                              You should be aware that investments in the
                              Portfolio:


                              o  Are not bank deposits

                              o Are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                              o Are not guaranteed to achieve their stated goals


                              INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).

Who May Want to Invest?       The Portfolio invests primarily in equity
                              securities, including common stocks, preferred stocks and convertible securities. The Investment
                              Manager seeks to identify undervalued securities based on earnings, cash flow or asset values. The
                              Investment Manager focuses on individual stock selection rather than on general stock market trends.

                              The securities in which the Portfolio invests generally have one or more of the following characteristics:


                              o are undervalued relative to their earnings, cash flow or asset values


                              o have an attractive price/value relationship and, in the Investment Manager's opinion, a catalyst that has the potential to enhance value, such as a change in management or a new product offering


                              o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power

                              o  have low projected price-to-earnings or
                                 price-to-cash flow multiples

                              The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.

                              Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already undervalued.


                              Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this to avoid losses, but it may result in the Portfolio not achieving its investment objective.

                              Consider investing in the Portfolio if you are:


                              o looking to add an equity component to your portfolio

                              o willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns



                              The Portfolio may not be appropriate if you are uncomfortable with an investment that will go up and down in value.

GOAL, STRATEGIES, RISK/RETURN AND EXPENSES
================================================================================


------------------------
 LAZARD RETIREMENT
 EQUITY PORTFOLIO
------------------------

INVESTMENT OBJECTIVE         The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT         The Portfolio invests primarily in equity
STRATEGIES                   securities, principally common stocks, of
                             relatively large U.S. companies with market capitalizations in the range of the S&P 500(R)
                             Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                             Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

PRINCIPAL INVESTMENT RISKS   While stocks have historically been a leading
                             choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                             Foreign securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Equity Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the S&P 500 Index, an unmanaged, market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of these stocks, which represent all major industries. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.

                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

             [Data below represents bar chart in the printed piece]


                             1999            2000
                             ----            ----
                             8.16%          (0.09)%

--------------------------------------------------------------------------------
      Best quarter:               6/30/99                 8.90%
      Worst quarter:              9/30/99                (9.72)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2000)

                        Inception Date      Past Year       Since Inception
--------------------------------------------------------------------------------
RETIREMENT EQUITY
  PORTFOLIO                3/18/98           (0.09)%             6.70%
--------------------------------------------------------------------------------
S&P 500 INDEX                                (9.11)%             8.65%
--------------------------------------------------------------------------------

FUND MANAGEMENT
================================================================================

INVESTMENT MANAGER


Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager is a division of Lazard, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Chicago Stock Exchanges. Lazard provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71.1 billion as of December 31, 2000. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Fund's Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2000, the Investment Manager waived a portion of its management fees, which resulted in the Portfolio paying the Investment Manager a management fee at the effective annual rate of .01%.


PRINCIPAL PORTFOLIO MANAGERS


The Portfolio is managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:


RETIREMENT EQUITY PORTFOLIO--Herbert W. Gullquist (since inception) and Jeffrey
A. Kigner (since January 2001)


BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS


HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of Lazard since May 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since November 1982. He joined the Investment Manager in November 1982.

JEFFREY A. KIGNER. Mr. Kigner has been a Managing Director of the Investment Manager since January 2001. For more then five years prior thereto, he was Chief Investment Officer and Co-Chairman of John A. Levin & Co.


ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.

DISTRIBUTOR


Lazard Freres & Co. LLC acts as distributor for the Portfolio.



CUSTODIAN


State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
================================================================================

BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.

The NAV is generally determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.


Foreign securities held by the Portfolio may trade on days when the Portfolio does not calculate its NAV, potentially affecting the Portfolio's NAV on days when shareholders are unable to buy or sell the Portfolio's shares.


DISTRIBUTION AND SERVICE (12B-1) FEES


The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Income dividends are normally declared and paid annually, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
================================================================================


The following financial highlights table is intended to help you understand the Portfolio's financial performance since its inception, and certain information reflects financial results for a single Portfolio share. The total returns represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent accountants, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Please note that fees and charges imposed by Participating Insurance Companies, which are not included in the tables, would reduce the investment returns that are shown.


LAZARD RETIREMENT EQUITY PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:



                                               YEAR ENDED       PERIOD FROM
                                           -------------------  3/18/98* TO
                                           12/31/00   12/31/99   12/31/98
                                           --------   --------   --------

Net asset value, beginning of period ....   $11.53     $11.05     $10.00
                                            ------     ------     ------

Income (loss) from investment operations:

  Net investment income (loss) ..........     0.07       0.06       0.02

  Net realized and unrealized gain (loss)    (0.10)      0.83       1.06
                                            ------     ------    -------

  Total from investment operations ......    (0.03)      0.89       1.08
                                            ------     ------    -------

Less distributions from and in excess of:

  Net investment income .................    (0.07)     (0.06)     (0.02)

  Net realized gain .....................    (1.23)     (0.35)     (0.01)
                                            ------     ------    -------

  Total distributions ...................    (1.30)     (0.41)     (0.03)
                                            ------     ------    -------

Net asset value, end of period ..........   $10.20     $11.53    $11.05
                                            ======     ======    =======

TOTAL RETURN (a) ........................   (0.1)%       8.2%      10.9%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)    $3,232     $2,835     $2,513

Ratios to average net assets:

  Net expenses (b) ......................    1.25%      1.33%      1.50%

  Gross expenses (b) ....................    5.07%      5.63%     21.32%

  Net investment income (b) .............    0.74%      0.42%      0.53%

Portfolio turnover rate .................     133%        35%        40%

NOTES TO FINANCIAL HIGHLIGHTS:

 *   Commencement of operations.
(a) Total Returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Periods of less than one year are not annualized.
(b)  Annualized for periods of less than one year.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.


  ----------------------------------------------------------------------------
  You can get a free copy of Reports and the SAI, or request other information and discuss your questions about the Portfolio by contacting the Fund at:


                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                            New York, New York 10112
                            Telephone: 1-800-887-4929
                            http://www.lazardnet.com
  ----------------------------------------------------------------------------

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call 1-202-942-8090. You can get text-only copies:

         o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.

         o   Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8071


INVESTMENT MANAGER                           LEGAL COUNSEL
Lazard Asset Management,                     Stroock & Stroock & Lavan LLP
a division of Lazard Freres & Co. LLC        180 Maiden Lane
30 Rockefeller Plaza                         New York, New York 10038-4982
New York, New York 10112                     http://www.stroock.com
Telephone: (800) 823-6300

TRANSFER AGENT AND                           DISTRIBUTOR
DIVIDEND DISBURSING AGENT                    Lazard Freres & Co. LLC
Boston Financial Data Services, Inc.         30 Rockefeller Plaza
P.O. Box 9363                                New York, New York 10112
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS               CUSTODIAN
Anchin, Block & Anchin LLP                   State Street Bank and Trust Company
1375 Broadway                                225 Franklin Street
New York, New York 10018                     Boston, Massachusetts 02110
http://www.anchin.com

                   LAZARD RETIREMENT SERIES
================================================================================

                   -----------
                   PROSPECTUS
                   -----------


                   May 1, 2001



                   -----------------------------------------


                   Lazard Retirement Small Cap Portfolio

                   -----------------------------------------
















         AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
================================================================================
                              PAGE

                              --------------------------------------------------
                                1  OVERVIEW
                              --------------------------------------------------


CAREFULLY REVIEW THIS         --------------------------------------------------
IMPORTANT SECTION FOR           3  GOAL, STRATEGIES, RISK/RETURN AND EXPENSES
INFORMATION ON THE            --------------------------------------------------
PORTFOLIO'S INVESTMENTS,
STRATEGIES, RISKS, PAST
PERFORMANCE AND FEES.


REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON THE PEOPLE AND       5  FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE     --------------------------------------------------
THE PORTFOLIO.                  5  Investment Manager

                                5  Principal Portfolio Managers

                                6  Administrator

                                6  Distributor

                                6  Custodian

REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON HOW SHARES ARE       7  ACCOUNT POLICIES
VALUED, HOW TO PURCHASE AND   --------------------------------------------------
SELL SHARES, RELATED CHARGES    7  Buying Shares
AND PAYMENTS OF DIVIDENDS
AND DISTRIBUTIONS.              7  Distribution and Service (12b-1) Fees

                                7  Selling Shares

                                8  Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR       --------------------------------------------------
RECENT FINANCIAL                9  FINANCIAL HIGHLIGHTS
INFORMATION.                  --------------------------------------------------


WHERE TO LEARN MORE ABOUT     --------------------------------------------------
THE PORTFOLIO.                  BACK COVER
                              --------------------------------------------------

       ------------------------------------------------------------------
         LAZARD ASSET MANAGEMENT, A DIVISION OF LAZARD FRERES & CO. LLC ("LAZARD"), SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
       ------------------------------------------------------------------

This portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board will monitor the Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, call 1-800-887-4929.

OVERVIEW
================================================================================


The Portfolio              The Fund consists of eight separate Portfolios only
                           one of which, Lazard Retirement Small Cap Portfolio, is being offered through this Prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                           You should be aware that investments in the
                           Portfolio:


                           o Are not bank deposits

                           o Are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                           o  Are not guaranteed to achieve their stated goals


                           INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT
                           ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).



Who May Want to Invest?    The Portfolio invests primarily in equity securities,
                           including common stocks, preferred stocks and convertible securities. The Investment Manager seeks to identify undervalued securities based on earnings, cash flow or asset values. The Investment Manager focuses on individual stock selection rather than on general stock market trends.

                           The securities in which the Portfolio invests generally have one or more of the following characteristics:


                           o are undervalued relative to their earnings, cash flow or asset values


                           o have an attractive price/value relationship and, in the Investment Manager's opinion, a catalyst that has the potential to enhance value, such as a change in management or a new product offering


                           o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power

                           o  have low projected price-to-earnings or
                              price-to-cash flow multiples

                           The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.

                           Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already undervalued.


                           Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this to avoid losses, but it may result in the Portfolio not achieving its investment objective.

                           Consider investing in the Portfolio if you are:


                           o looking to add an equity component to your portfolio

                           o willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns



                           The Portfolio may not be appropriate if you are uncomfortable with an investment that will go up and down in value.

GOAL, STRATEGIES, RISK/RETURN AND EXPENSES
================================================================================


------------------------
 LAZARD RETIREMENT
 SMALL CAP PORTFOLIO
------------------------

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT          The Portfolio invests primarily in equity
STRATEGIES                    securities, principally common stocks, of
                              relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The
                              Investment Manager considers "small cap companies" to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations of $2 billion or less or are included in the Russell 2000(R) Index.

                              Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of small cap companies. These securities generally have one or more of the following characteristics:

                              o have the potential to become a larger factor in the company's business sector

                              o have significant debt but have high levels of free cash flow

                              o have a relatively short corporate history with the expectations that the business may grow

                              The Portfolio may invest up to 20% of its total assets in equity securities of larger U.S. companies.

PRINCIPAL INVESTMENT RISKS    While stocks have historically been a leading
                              choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. Small cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                              The shares of smaller companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate. Some of the Portfolio's investments will rise and fall based only on investor perception. And, while investments in value stocks may limit downside risk over time, the Portfolio may, as a trade-off, produce smaller gains than riskier small cap stock funds.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Small Cap Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the Russell 2000 Index, an unmanaged index comprised of the 2,000 smallest U.S. companies included in the Russell 3000(R) Index (consisting of the 3,000 largest U.S. companies by capitalization). Both the bar chart and table assume reinvestment of dividends and distributions. Past performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.



                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

          [The following represents a bar chart in the printed piece.]



                        1998          1998          2000
                       -----          ----         -----
                       (3.22)%        5.13%        21.05%

--------------------------------------------------------------------------------
      Best quarter:                   6/30/99                21.25%
      Worst quarter:                  9/30/98               (16.50)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2000)

                       Inception Date      Past Year       Since Inception
--------------------------------------------------------------------------------
RETIREMENT SMALL
  CAP PORTFOLIO            11/4/97           21.05%              6.33%
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX                           (3.02)%             4.18%
--------------------------------------------------------------------------------

FUND MANAGEMENT
================================================================================


INVESTMENT MANAGER


Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager is a division of Lazard, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Chicago Stock Exchanges. Lazard provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71.1 billion as of December 31, 2000. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Fund's Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2000, the Investment Manager waived a portion of its management fees, which resulted in the Portfolio paying the Investment Manager a management fee at the effective annual rate of .12%.


PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

RETIREMENT SMALL CAP PORTFOLIO--Herbert W. Gullquist (since inception) and Leonard M. Wilson and Patrick M. Mullin (each since January 2001)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS


HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of Lazard since May 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since November 1982. He joined the Investment Manager in November 1982.


PATRICK M. MULLIN. Mr. Mullin is a Senior Vice President of the Investment Manager, which he joined in February 1998. Prior to joining the Investment Manager, he was with Target Capital Management from February 1997 to December 1997, and prior to that he was with Dillon, Read & Co. Inc.

LEONARD M. WILSON. Mr. Wilson is a Director of the Investment Manager, which he joined in 1988.

ADMINISTRATOR


State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.



DISTRIBUTOR


Lazard Freres & Co. LLC acts as distributor for the Portfolio.



CUSTODIAN


State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
================================================================================


BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.

The NAV is generally determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.


Foreign securities held by the Portfolio may trade on days when the Portfolio does not calculate its NAV, potentially affecting the Portfolio's NAV on days when shareholders are unable to buy or sell the Portfolio's shares.



DISTRIBUTION AND SERVICE (12b-1) FEES


The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.



SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Income dividends are normally declared and paid annually, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
================================================================================


The following financial highlights table is intended to help you understand the Portfolio's financial performance since its inception, and certain information reflects financial results for a single Portfolio share. The total returns represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent accountants, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Please note that fees and charges imposed by Participating Insurance Companies, which are not included in the tables, would reduce the investment returns that are shown.

LAZARD RETIREMENT SMALL CAP PORTFOLIO


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                               YEAR ENDED                       11/4/97*
                                                ----------------------------------------           TO
                                                12/31/00        12/31/99        12/31/98        12/31/97
                                                --------        --------        --------        --------
Net asset value, beginning of period ........    $  9.82         $ 9.52          $ 9.84          $10.00
                                                 -------         ------          ------          ------

Income (loss) from investment operations:

  Net investment income (loss) ..............       0.03           0.02              --            0.02

  Net realized and unrealized gain (loss) ...       2.03           0.46           (0.32)          (0.16)
                                                 -------         ------          ------          ------

  Total from investment operations ..........       2.06           0.48           (0.32)          (0.14)
                                                 -------         ------          ------          ------

Less distributions from and in excess of:

  Net investment income .....................      (0.03)         (0.02)             --           (0.02)

  Net realized gain .........................      (0.10)         (0.16)             --              --
                                                 -------         ------          ------          ------

  Total distributions .......................      (0.13)         (0.18)             --           (0.02)
                                                 =======         ======          ======          ======

Net asset value, end of period ..............    $ 11.75         $ 9.82          $ 9.52          $ 9.84
                                                 =======         ======          ======          ======

TOTAL RETURN (a) ............................      21.1%           5.1%          (3.2)%          (1.4)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands) ....    $15,205         $2,709          $1,704          $  591

Ratios to average net assets:

  Net expenses (b) ..........................      1.25%          1.32%           1.50%           1.50%

  Gross expenses (b) ........................      2.76%          7.31%          16.20%          52.55%

  Net investment income (loss) (b) ..........      0.42%          0.16%         (0.18)%           0.71%

Portfolio turnover rate .....................        67%            73%             61%              0%

NOTES TO FINANCIAL HIGHLIGHTS:

*   Commencement of operations.

(a) Total Returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Periods of less than one year are not annualized.

(b) Annualized for periods of less than one year.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

     ----------------------------------------------------------------------
       You can get a free copy of Reports and the SAI, or request other information and discuss your questions about the Portfolio by contacting the Fund at:


                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                            New York, New York 10112
                            Telephone: 1-800-887-4929
                            http://www.lazardnet.com
     ----------------------------------------------------------------------

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call 1-202-942-8090. You can get text-only copies:

          o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.

          o  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8071

INVESTMENT MANAGER
Lazard Asset Management,
a division of Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com



DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112



CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

                LAZARD RETIREMENT SERIES
================================================================================

                ----------
                PROSPECTUS
                ----------

                May 1, 2001



                ------------------------------------------------

                Lazard Retirement International Equity Portfolio

                ------------------------------------------------













     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
================================================================================
                              PAGE

                              --------------------------------------------------
                                1  OVERVIEW
                              --------------------------------------------------


CAREFULLY REVIEW THIS         --------------------------------------------------
IMPORTANT SECTION FOR           3  GOAL, STRATEGIES, RISK/RETURN AND EXPENSES
INFORMATION ON THE            --------------------------------------------------
PORTFOLIO'S INVESTMENTS,
STRATEGIES, RISKS, PAST
PERFORMANCE AND FEES.


REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON THE PEOPLE AND       5  FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE     --------------------------------------------------
THE PORTFOLIO.
                                5  Investment Manager

                                5  Principal Portfolio Managers

                                6  Administrator

                                6  Distributor

                                6  Custodian

REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON HOW SHARES ARE       7  ACCOUNT POLICIES
VALUED, HOW TO PURCHASE AND   --------------------------------------------------
SELL SHARES, RELATED CHARGES    7  Buying Shares
AND PAYMENTS OF DIVIDENDS
AND DISTRIBUTIONS.              7  Distribution and Service (12b-1) Fees

                                7  Selling Shares

                                8  Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR
RECENT FINANCIAL              --------------------------------------------------
INFORMATION.                    9  FINANCIAL HIGHLIGHTS
                              --------------------------------------------------


WHERE TO LEARN MORE ABOUT     --------------------------------------------------
THE PORTFOLIO.                  BACK COVER
                              --------------------------------------------------

     ----------------------------------------------------------------------
         LAZARD ASSET MANAGEMENT, A DIVISION OF LAZARD FRERES & CO. LLC ("LAZARD"), SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
     ----------------------------------------------------------------------

This portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board will monitor the Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, call 1-800-887-4929.

OVERVIEW
================================================================================


The Portfolio                 The Fund consists of eight separate Portfolios
                              only one of which, Lazard Retirement International
                              Equity Portfolio, is being offered through this Prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                              You should be aware that investments in the
                              Portfolio:


                              o  Are not bank deposits

                              o Are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                              o Are not guaranteed to achieve their stated goals


                              INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).


Who May Want to Invest?       The Portfolio invests primarily in equity
                              securities, including common stocks, preferred stocks and convertible securities. The Investment
                              Manager seeks to identify undervalued securities based on earnings, cash flow or asset values. The
                              Investment Manager focuses on individual stock selection rather than on general stock market trends.

                              The securities in which the Portfolio invests generally have one or more of the following characteristics:


                              o are undervalued relative to their earnings, cash flow or asset values


                              o have an attractive price/value relationship and, in the Investment Manager's opinion, a catalyst that has the potential to enhance value, such as a change in management or a new product offering


                              o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power

                              o  have low projected price-to-earnings or
                                 price-to-cash flow multiples

                              The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.

                              Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already undervalued.


                              Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this to avoid losses, but it may result in the Portfolio not achieving its investment objective.

                              Consider investing in the Portfolio if you are:




                              o looking to add an equity component to your portfolio



                              o willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns



                              The Portfolio may not be appropriate if you are uncomfortable with an investment that will go up and down in value.

GOAL, STRATEGIES, RISK/RETURN AND EXPENSES
================================================================================


---------------------------------
 LAZARD RETIREMENT
 INTERNATIONAL EQUITY PORTFOLIO
---------------------------------


INVESTMENT OBJECTIVE          The Portfolio seeks long-term capital
                              appreciation.

PRINCIPAL INVESTMENT          The Portfolio invests primarily in equity
STRATEGIES                    securities, principally common stocks, of
                              relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley
                              Capital International (MSCI(R)) Europe,
                              Australasia and Far East (EAFE(R)) Index that the
                              Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                              In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The percentage of the Portfolio's assets invested in particular geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities.

                              The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT RISKS    While stocks have historically been a leading
                              choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. Foreign securities include special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                              While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the MSCI EAFE Index, an unmanaged, broadly diversified international index comprised of equity securities of approximately 1,000 companies located outside the United States. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.


                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

          [The following represents a bar chart in the printed piece.]

                              1999          2000
                             -----         -----
                             21.41%        (9.62)%

--------------------------------------------------------------------------------
      Best quarter:                  12/31/99                10.22%
      Worst quarter:                  9/30/00                (6.34)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2000)

                       Inception Date       Past Year       Since Inception
--------------------------------------------------------------------------------
RETIREMENT
  INTERNATIONAL
  EQUITY PORTFOLIO         9/1/98            (9.62)%             9.36%
--------------------------------------------------------------------------------
MSCI EAFE INDEX                             (14.16)%            10.96%
--------------------------------------------------------------------------------

FUND MANAGEMENT
================================================================================


INVESTMENT MANAGER


Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager is a division of Lazard, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Chicago Stock Exchanges. Lazard provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71.1 billion as of December 31, 2000. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Fund's Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .75% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2000, the Investment Manager waived a portion of its management fees, which resulted in the Portfolio paying the Investment Manager a management fee at the effective annual rate of .16%.


PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

RETIREMENT INTERNATIONAL EQUITY PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS


HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of Lazard since May 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since November 1982. He joined the Investment Manager in November 1982.


JOHN R. REINSBERG. Mr. Reinsberg has been a Managing Director of the Investment Manager since joining the Investment Manager in January 1992.

ADMINISTRATOR


State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.



DISTRIBUTOR


Lazard Freres & Co. LLC acts as distributor for the Portfolio.



CUSTODIAN


State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
================================================================================


BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.

The NAV is generally determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.


Foreign securities held by the Portfolio may trade on days when the Portfolio does not calculate its NAV, potentially affecting the Portfolio's NAV on days when shareholders are unable to buy or sell the Portfolio's shares.



DISTRIBUTION AND SERVICE (12b-1) FEES


The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.



SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Income dividends are normally declared and paid annually, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
================================================================================


The following financial highlights table is intended to help you understand the Portfolio's financial performance since its inception, and certain information reflects financial results for a single Portfolio share. The total returns represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent accountants, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Please note that fees and charges imposed by Participating Insurance Companies, which are not included in the tables, would reduce the investment returns that are shown.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO


SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                     PERIOD FROM
                                                     YEAR ENDED        9/1/98*
                                                -------------------      TO
                                                12/31/00   12/31/99   12/31/98
                                                 -------    -------    -------

Net asset value, beginning of period ..........  $ 13.49    $ 11.23    $ 10.00
                                                 -------    -------    -------

Income (loss) from investment operations:

  Net investment income (loss) ................     0.10       0.08      (0.04)

  Net realized and unrealized gain (loss) .....    (1.40)      2.32       1.27
                                                 -------    -------    -------

  Total from investment operations ............    (1.30)      2.40       1.23
                                                 -------    -------    -------

Less distributions from and in excess of:

  Net investment income .......................    (0.08)     (0.07)        --

  Net realized gain ...........................    (0.10)     (0.07)        --
                                                 -------    -------    -------

  Total distributions .........................    (0.18)     (0.14)        --
                                                 =======    =======    =======

Net asset value, end of period ................  $ 12.01    $ 13.49    $ 11.23
                                                 =======    =======    =======

TOTAL RETURN (a) ..............................   (9.6)%      21.4%      12.3%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands) ......  $20,937    $ 6,308    $   513

Ratios to average net assets:

  Net expenses (b) ............................    1.25%      1.31%      1.60%

  Gross expenses (b) ..........................    2.32%     12.94%     48.67%

  Net investment income (b) ...................    0.72%      0.85%     (0.58)%

Portfolio turnover rate .......................      32%        22%         7%



NOTES TO FINANCIAL HIGHLIGHTS:

*    Commencement of operations.

(a) Total Returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Periods of less than one year are not annualized.

(b)  Annualized for periods of less than one year.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

   ----------------------------------------------------------------------
      You can get a free copy of Reports and the SAI, or request other information and discuss your questions about the Portfolio by contacting the Fund at:

                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                            New York, New York 10112
                            Telephone: 1-800-887-4929
                            http://www.lazardnet.com
   ----------------------------------------------------------------------

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call 1-202-942-8090. You can get text-only copies:

               o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.

               o  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8071

INVESTMENT MANAGER
Lazard Asset Management,
a division of Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

               LAZARD RETIREMENT SERIES
================================================================================

               ----------
               PROSPECTUS
               ----------

               May 1, 2001



               --------------------------------------------

               Lazard Retirement Emerging Markets Portfolio

               --------------------------------------------












     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
================================================================================
                              PAGE

                              --------------------------------------------------
                                1  OVERVIEW
                              --------------------------------------------------


CAREFULLY REVIEW THIS         --------------------------------------------------
IMPORTANT SECTION FOR           3  GOAL, STRATEGIES, RISK/RETURN AND EXPENSES
INFORMATION ON THE            --------------------------------------------------
PORTFOLIO'S INVESTMENTS,
STRATEGIES, RISKS, PAST
PERFORMANCE AND FEES.


REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON THE PEOPLE AND       5  FUND MANAGEMENT
ORGANIZATIONS WHO OVERSEE     --------------------------------------------------
THE PORTFOLIO.                  5  Investment Manager

                                5  Principal Portfolio Managers

                                6  Administrator

                                6  Distributor

                                6  Custodian

REVIEW THIS SECTION FOR       --------------------------------------------------
DETAILS ON HOW SHARES ARE       7  ACCOUNT POLICIES
VALUED, HOW TO PURCHASE AND   --------------------------------------------------
SELL SHARES, RELATED CHARGES
AND PAYMENTS OF DIVIDENDS       7  Buying Shares
AND DISTRIBUTIONS.
                                7  Distribution and Service (12b-1) Fees

                                7  Selling Shares

                                8  Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR       --------------------------------------------------
RECENT FINANCIAL                9  FINANCIAL HIGHLIGHTS
INFORMATION.                  --------------------------------------------------


WHERE TO LEARN MORE ABOUT     --------------------------------------------------
THE PORTFOLIO.                  BACK COVER
                              --------------------------------------------------

      --------------------------------------------------------------------
         LAZARD ASSET MANAGEMENT, A DIVISION OF LAZARD FRERES & CO. LLC ("LAZARD"), SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
      --------------------------------------------------------------------

This portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board will monitor the Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, call 1-800-887-4929.

OVERVIEW
================================================================================


The Portfolio                 The Fund consists of eight separate Portfolios
                              only one of which, Lazard Retirement Emerging
                              Markets Portfolio, is being offered through this Prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                              You should be aware that investments in the
                              Portfolio:


                              o  Are not bank deposits

                              o Are not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation

                              o Are not guaranteed to achieve their stated goals


                              INFORMATION ON THE PORTFOLIO'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORT (SEE BACK COVER).



Who May Want to Invest?       The Portfolio invests primarily in equity
                              securities, including common stocks, preferred stocks and convertible securities. The Investment
                              Manager seeks to identify undervalued securities based on earnings, cash flow or asset values. The
                              Investment Manager focuses on individual stock selection rather than on general stock market trends.

                              The securities in which the Portfolio invests generally have one or more of the following characteristics:


                              o are undervalued relative to their earnings, cash flow or asset values



                              o have an attractive price/value relationship and, in the Investment Manager's opinion, a catalyst that has the potential to enhance value, such as a change in management or a new product offering


                              o are out of favor due to circumstances which are unlikely to harm the company's franchise or earnings power

                              o  have low projected price-to-earnings or
                                 price-to-cash flow multiples

                              The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.

                              Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already undervalued.


                              Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this to avoid losses, but it may result in the Portfolio not achieving its investment objective.

                              Consider investing in the Portfolio if you are:


                              o looking to add an equity component to your portfolio

                              o willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns


                              The Portfolio may not be appropriate if you are uncomfortable with an investment that will go up and down in value.

GOAL, STRATEGIES, RISK/RETURN AND EXPENSES
================================================================================


------------------------------
 LAZARD RETIREMENT
 EMERGING MARKETS PORTFOLIO
------------------------------

INVESTMENT OBJECTIVE          The Portfolio seeks long-term capital
                              appreciation.

PRINCIPAL INVESTMENT          The Portfolio invests primarily in equity
STRATEGIES                    securities, principally common stocks, of non-U.S.
                              companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

                              Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI(R)) Emerging Markets Free(R) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela.

                              Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

                              The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT RISKS    Foreign securities include special risks, such as
                              exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The securities markets of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                              While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement Emerging Markets Portfolio by showing the Portfolio's annual and long-term performance. The bar chart shows how the performance of the Portfolio's shares has varied from year to year. The table compares the performance of the Portfolio's shares over time to that of the MSCI Emerging Markets Free Index, an unmanaged index of emerging market securities in countries open to non-local investors. Both the bar chart and table assume reinvestment of dividends and distributions. Past performance information does not reflect the fees and charges imposed at the separate account level, and such charges will have the effect of reducing performance. Past performance does not indicate how the Portfolio will perform in the future.





                         PERFORMANCE BAR CHART AND TABLE
                         -------------------------------
                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

          [The following represents a bar chart in the printed piece.]


                       1998           1999           2000
                     ------          -----         ------
                     (22.85)%        52.09%        (28.07)%


--------------------------------------------------------------------------------
      Best quarter:                  12/31/99                29.16%
      Worst quarter:                  9/30/98               (22.58)%
--------------------------------------------------------------------------------


                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2000)

                       Inception Date       Past Year       Since Inception
--------------------------------------------------------------------------------
RETIREMENT
  EMERGING
  MARKETS PORTFOLIO        11/4/97          (28.07)%            (6.66)%
--------------------------------------------------------------------------------
MSCI EMERGING
  MARKETS
  FREE INDEX                                (30.61)%            (6.43)%
--------------------------------------------------------------------------------

FUND MANAGEMENT
================================================================================


INVESTMENT MANAGER


Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager is a division of Lazard, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Chicago Stock Exchanges. Lazard provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71.1 billion as of December 31, 2000. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Fund's Portfolios.

The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of 1.00% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly. For the fiscal year ended December 31, 2000, the Investment Manager waived all of its management fees.

PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

RETIREMENT EMERGING MARKETS PORTFOLIO--Herbert W. Gullquist and John R. Reinsberg (each since inception)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS


HERBERT W. GULLQUIST. Mr. Gullquist has been Vice Chairman of Lazard since May 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since November 1982. He joined the Investment Manager in November 1982.


JOHN R. REINSBERG. Mr. Reinsberg has been a Managing Director of the Investment Manager since joining the Investment Manager in January 1992.

ADMINISTRATOR


State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.



DISTRIBUTOR


Lazard Freres & Co. LLC acts as distributor for the Portfolio.



CUSTODIAN


State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
================================================================================


BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.

The NAV is generally determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.


Foreign securities held by the Portfolio may trade on days when the Portfolio does not calculate its NAV, potentially affecting the Portfolio's NAV on days when shareholders are unable to buy or sell the Portfolio's shares.



DISTRIBUTION AND SERVICE (12b-1) FEES


The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.



SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Income dividends are normally declared and paid annually, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

FINANCIAL HIGHLIGHTS
================================================================================


The following financial highlights table is intended to help you understand the Portfolio's financial performance since its inception, and certain information reflects financial results for a single Portfolio share. The total returns represent the rate that an investor would have earned or lost each year on an investment in the Portfolio (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by Anchin, Block & Anchin LLP, independent accountants, whose report, along with the Portfolio's financial statements, is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge. Please note that fees and charges imposed by Participating Insurance Companies, which are not included in the tables, would reduce the investment returns that are shown.



LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                                             PERIOD FROM
                                                              YEAR ENDED                       11/4/97*
                                               ----------------------------------------            TO
                                               12/31/00        12/31/99        12/31/98        12/31/97
                                               --------        --------        --------        --------
Net asset value, beginning of period ........    $ 11.01         $ 7.26          $ 9.49          $10.00
                                                 -------         ------          ------          ------

Income (loss) from investment operations:

  Net investment income (loss) ..............       0.03           0.02            0.06            0.04

  Net realized and unrealized gain (loss) ...      (3.12)          3.76           (2.23)          (0.51)
                                                 -------         ------          ------          ------

  Total from investment operations ..........      (3.09)          3.78           (2.17)          (0.47)
                                                 -------         ------          ------          ------

Less distributions from and in excess of:

  Net investment income .....................      (0.01)         (0.03)          (0.06)          (0.04)

  Net realized gain .........................      (0.32)            --              --              --
                                                 -------         ------          ------          ------

  Total distributions .......................      (0.33)         (0.03)          (0.06)          (0.04)
                                                 -------         ------          ------          ------

Net asset value, end of period ..............    $  7.59         $11.01          $ 7.26          $ 9.49
                                                 =======         ======          ======          ======

TOTAL RETURN (a) ............................      (28.1)%         52.1%          (22.9)%          (4.7)%

RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (in thousands) ....    $ 4,789         $4,568          $1,249          $1,429

Ratios to average net assets:

  Net expenses (b) ..........................       1.60%          1.64%           1.80%           1.80%

  Gross expenses (b) ........................       4.15%          9.59%          14.37%          23.17%

  Net investment income (loss) (b) ..........       0.42%          0.39%           0.83%           1.96%

Portfolio turnover rate .....................         54%            45%             44%              0%

NOTES TO FINANCIAL HIGHLIGHTS:

*   Commencement of operations.

(a) Total Returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Periods of less than one year are not annualized.

(b) Annualized for periods of less than one year.

For more information about the Portfolio, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Portfolio's investments. In the annual report, you will find a broad discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

   --------------------------------------------------------------------------
      You can get a free copy of Reports and the SAI, or request other information and discuss your questions about the Portfolio by contacting the Fund at:

                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                            New York, New York 10112
                            Telephone: 1-800-887-4929
                            http://www.lazardnet.com
   --------------------------------------------------------------------------

You can review the Fund's Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information, call 1-202-942-8090. You can get text-only copies:

          o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.

          o  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8071

INVESTMENT MANAGER
Lazard Asset Management,
a division of Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

                            LAZARD RETIREMENT SERIES
------------------------------------------------------------------------------

--------------
PROSPECTUS
--------------

                              May 1, 2001


             --------- ---------------------------------------------

             Lazard Retirement International Equity Select Portfolio

             -------------------------------------------------------















         AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

TABLE OF CONTENTS
-------------------------------------------------------------------------------

                             1   OVERVIEW

CAREFULLY REVIEW THIS
IMPORTANT SECTION FOR
INFORMATION ON THE
PORTFOLIO'S INVESTMENTS,
STRATEGIES, RISKS, PAST
PERFORMANCE AND FEES.        3   GOAL, STRATEGIES, RISK/RETURN AND EXPENSES

REVIEW THIS SECTION FOR
DETAILS ON THE PEOPLE AND
ORGANIZATIONS WHO OVERSEE
THE PORTFOLIO.               5   FUND MANAGEMENT

                             5  Investment Manager

                             5  Principal Portfolio Managers

                             6  Administrator

                             6  Distributor

                             6  Custodian

REVIEW THIS SECTION FOR
DETAILS ON HOW SHARES ARE
VALUED, HOW TO PURCHASE AND
SELL SHARES, RELATED CHARGES
AND PAYMENTS OF DIVIDENDS
AND DISTRIBUTIONS.           7  ACCOUNT POLICIES

                             7  Buying Shares

                             7  Distribution and Service (12b-1) Fees

                             7  Selling Shares

                             8  Dividends, Distributions and Taxes

REVIEW THIS SECTION FOR
RELATED PERFORMANCE
INFORMATION.                 9  PERFORMANCE INFORMATION FOR RELATED ACCOUNTS

WHERE TO LEARN MORE ABOUT
THE PORTFOLIO.               BACK COVER

-------------------------------------------------------------------------------
         LAZARD ASSET MANAGEMENT, A DIVISION OF LAZARD FRERES & CO. LLC
            ("LAZARD"), SERVES AS THE PORTFOLIO'S INVESTMENT MANAGER.
-------------------------------------------------------------------------------


This portfolio (the "Portfolio") of Lazard Retirement Series, Inc. (the "Fund") is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies" and, together with VA contracts, "Policies") offered by the separate accounts of certain insurance companies (the "Participating Insurance Companies"). Individuals may not purchase shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies, over which the Fund assumes no responsibility. The investment objective and policies of the Portfolio may be similar to other funds/portfolios managed or advised by Lazard Asset Management (the "Investment Manager"). However, the investment results of the Portfolio may be higher or lower than, and there is no guarantee that the investment results of the Portfolio will be comparable to, any other Lazard fund/portfolio. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Eligible Plans"). Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in the Portfolio to conflict. The Fund's Board will monitor the Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, call 1-800-887-4929.

OVERVIEW
-------------------------------------------------------------------------------

The Portfolio             The Fund consists of eight separate Portfolios only
                          one of which, Lazard Retirement International Equity
                          Select Portfolio, is being offered through this Prospectus. Because you could lose money by investing in the Portfolio, be sure to read all risk disclosures carefully before investing.

                          You should be aware that investments in the Portfolio:

                          o Are not bank deposits

                          o Are not guaranteed, endorsed or insured by any bank,
                            financial institution or government entity, such as the Federal Deposit Insurance Corporation

                          o Are not guaranteed to achieve their stated goals

Who May Want to Invest?   The Portfolio invests primarily in equity securities,
                          including common stocks, preferred stocks and convertible securities. The Investment Manager seeks to identify undervalued securities based on earnings, cash flow or asset values. The Investment Manager focuses on individual stock selection rather than on general stock market trends.

                          The securities in which the Portfolio invests generally have one or more of the following characteristics:

                          o are undervalued relative to their earnings, cash
                            flow or asset values

                          o have an attractive price/value relationship and, in
                            the Investment Manager's opinion, a catalyst that has the potential to enhance value, such as a change in management or a new product offering

                          o are out of favor due to circumstances which are
                            unlikely to harm the company's franchise or earnings power

                          o have low projected price-to- earnings or
                            price-to-cash flow multiples

                          The Investment Manager typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the Investment Manager's expectations.

                          Value stocks involve the risk that they may never reach what the Investment Manager believes is their full market value. They also may decline in price, even though in theory they are already undervalued.


                          Under adverse market conditions, the Portfolio could invest some or all of its assets in money market securities. The Portfolio would do this to avoid losses, but it may result in the Portfolio not achieving its investment objective.



                          Consider investing in the Portfolio if you are:

                          o looking to add an equity component to your portfolio

                          o willing to accept higher risks of investing in the
                            stock market in exchange for potentially higher long-term returns


                          The Portfolio may not be appropriate if you are uncomfortable with an investment that will go up and down in value.

#
GOAL, STRATEGIES, RISK/RETURN AND EXPENSES
-------------------------------------------------------------------------------

----------------------------------
 LAZARD RETIREMENT INTERNATIONAL
 EQUITY SELECT PORTFOLIO
----------------------------------

INVESTMENT OBJECTIVE      The Portfolio seeks long-term capital appreciation.

PRINCIPAL INVESTMENT
  STRATEGIES              The Portfolio invests primarily in equity securities,
                          principally American and Global Depositary Receipts
                          (ADRs and GDRs, respectively) and common stocks, of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley
                          Capital International (MSCI(R)) Europe, Australasia and Far East (EAFE(R)) Index that the Investment
                          Manager believes are undervalued based on their earnings, cash flow or asset values.

                          The Portfolio currently intends to hold securities of between 30 and 45 different issuers, which the Investment Manager intends to hold on a long-term basis. This strategy could result in lower brokerage costs to the Portfolio. Although the Investment Manager does not anticipate frequent trading in the Portfolio's securities, the Investment Manager will sell portfolio positions when it considers such action appropriate.

                          In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its total assets in equity securities.

                          The Portfolio may engage, to a limited extent, in various investment techniques, such as foreign currency transactions.

PRINCIPAL INVESTMENT
   RISKS While stocks have historically been a leading choice of long-term investors, they do fluctuate in price, often based on factors unrelated to the issuer's value. Foreign securities include special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and potentially less liquidity. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

                          While the Portfolio may engage in foreign currency transactions primarily for hedging purposes, it may also use these transactions to increase returns. However, there is the risk that these transactions may reduce returns or increase volatility. In addition, derivatives, such as those used in certain foreign currency transactions, can be illiquid and highly sensitive to changes in the related currency. As such, a small investment in certain derivatives could have a potentially large impact on the Portfolio's performance.


                                    PERFORMANCE BAR CHART AND TABLE
                                    -------------------------------

                          Because the Portfolio has not commenced investment operations, no performance returns are presented in this part of the prospectus. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio's average annual returns compare with those of a broad measure of market performance.

FUND MANAGEMENT
------------------------------------------------------------------------------


INVESTMENT MANAGER

Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, serves as the Investment Manager of the Portfolio. The Investment Manager provides day-to-day management of the Portfolio's investments and assists in the overall management of the Fund's affairs. The Investment Manager is a division of Lazard, a New York limited liability company, which is registered as an investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Chicago Stock Exchanges. Lazard provides its clients with a wide variety of investment banking, brokerage and related services. The Investment Manager and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $71.1 billion as of December 31, 2000. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Fund's Portfolios.


The Fund has agreed to pay the Investment Manager an investment management fee at the annual rate of .85% of the Portfolio's average daily net assets. The investment management fees are accrued daily and paid monthly.


PRINCIPAL PORTFOLIO MANAGERS

The Portfolio is managed on a team basis. The names of the principal persons who are primarily responsible for the day-to-day management of the assets of the Portfolio are as follows:

RETIREMENT INTERNATIONAL EQUITY SELECT PORTFOLIO--Herbert W. Gullquist, John R. Reinsberg and Ronald J. Saba (each since inception)

BIOGRAPHICAL INFORMATION OF PRINCIPAL PORTFOLIO MANAGERS

HERBERT W. GULLQUIST.Mr. Gullquist has been Vice Chairman of Lazard since May 1997 and a Managing Director and Chief Investment Officer of the Investment Manager since November 1982. He joined the Investment Manager in November 1982.

JOHN R. REINSBERG.Mr. Reinsberg has been a Managing Director of the Investment Manager since joining the Investment Manager in January 1992.

RONALD J. SABA.Mr. Saba has been a Director of the Investment Manager since January 2001. Mr. Saba joined the Investment Manager in February 1996.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the Portfolio's administrator.


DISTRIBUTOR

Lazard Freres & Co. LLC acts as distributor for the Portfolio.


CUSTODIAN


State Street acts as custodian of the Portfolio's investments. State Street may enter into subcustodial arrangements on behalf of the Portfolio for the holding of foreign securities.

ACCOUNT POLICIES
-------------------------------------------------------------------------------

BUYING SHARES

Portfolio shares are currently offered only to separate accounts of Participating Insurance Companies. INDIVIDUALS MAY NOT PURCHASE SHARES DIRECTLY FROM THE FUND. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about buying Portfolio shares.

Share purchase orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the Portfolio's net asset value per share ("NAV") calculated on such day, provided that the order, and Federal Funds in the net amount of such order, is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting purchase orders and Federal Funds.

The NAV is generally determined as of the close of trading on the floor of the New York Stock Exchange (normally 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for business. Equity securities typically are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. Debt securities typically are valued using available market quotations or at fair value which may be determined by one or more pricing services. Debt securities having remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such method does not represent fair value.


Foreign securities held by the Portfolio may trade on days when the Portfolio does not calculate its NAV, potentially affecting the Portfolio's NAV on days when shareholders are unable to buy or sell the Portfolio's shares.



DISTRIBUTION AND SERVICE (12B-1) FEES

The Fund has adopted a plan under rule 12b-1 that allows the Portfolio to pay Lazard a fee, at the annual rate of .25% of the value of the Portfolio's average daily net assets, for services provided to shareholders. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees may cost shareholders more than paying other types of sales charges.


SELLING SHARES

Portfolio shares may be sold at any time by the separate accounts of the Participating Insurance Companies. INDIVIDUALS MAY NOT PLACE SELL ORDERS DIRECTLY WITH THE FUND. Redemption orders from separate accounts received in proper form by the Participating Insurance Company on a given business day are priced at the NAV calculated on such day, provided that the order is received by the Fund in proper form on the next business day. The Participating Insurance Company is responsible for properly transmitting redemption orders. Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company for more information about selling Portfolio shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES


Income dividends are normally declared and paid annually, but may be declared and paid more frequently. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Dividends and distributions of the Portfolio will be reinvested unless instructed otherwise by the relevant Participant Insurance Company. Since the Portfolio's shareholders are the Participating Insurance Companies and their separate accounts, this Prospectus contains no discussion as to the federal income tax consequences to Policy owners. For this information, Policy owners should consult the applicable prospectus of the separate account of the Participating Insurance Company. Participating Insurance Companies should consult their tax advisers about federal, state and local tax consequences.

PERFORMANCE INFORMATION FOR RELATED ACCOUNTS
-------------------------------------------------------------------------------


THIS IS NOT THE PORTFOLIO'S PERFORMANCE


Although Lazard Retirement International Equity Select Portfolio is newly organized and does not have its own performance record, the Portfolio's investment objective, policies and strategies are substantially similar to those used by the Investment Manager in managing certain discretionary investment management accounts. The chart below shows the historical investment performance for a composite (the "Related Account Composite") of certain of these accounts (the "Private Accounts") and for the Portfolio's benchmark index. The Related Account Composite should not be interpreted as indicative of the Portfolio's future performance.

              Annual Total Returns for the Year Ended December 31,



                                      1994    1995    1996    1997      1998      1999    2000
                                     -----    -----   -----   -----    -----     -----    -----
Related Account Composite.......     1.2%    6.0%    12.1%    18.9%    23.7%    20.2%     3.2%
MSCI EAFE Index* ...............     7.8%   11.2%     6.0%     1.8%    20.0%    27.0%    (14.2)%


                          Average Annual Total Returns
                    (for the periods ended December 31, 2000)



                           INCEPTION DATE       ONE YEAR        FIVE YEARS      SINCE INCEPTION
                           --------------       --------         ---------      ---------------
Related Account Composite    1/1/94                3.2%            15.4%            11.9%
MSCI EAFE Index* ........       N/A              (14.2)%            7.1%             7.8%

------------------

  * The Morgan Stanley Capital International (MSCI(R)) Europe, Australasia and Far East (EAFE(R)) Index is an unmanaged, broadly diversified index comprised of equity securities of approximately 1,000 companies located outside the United States.


The Private Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance of the Related Account Composite. The performance results of the Related Account Composite reflect actual fees charged to the Private Accounts. They do not reflect the estimated fees and expenses to be incurred by the Portfolio or the fees and charges imposed by the Participating Insurance Companies under their VA contracts or VLI policies, which, if reflected, would have reduced returns.

Additionally, although it is anticipated that the Portfolio and the Private Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and cash flow resulting from purchases and redemptions of Portfolio shares may result in different securities selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.


The returns of each Private Account are time-weighted, use trade date accounting, and are based upon quarterly portfolio valuations prior to April 1995 and upon monthly portfolio valuations from April 1995 to the present. The performance figures reflect the reinvestment of dividends and other distributions as of the payment date. The returns of the Related Account Composite are dollar-weighted based upon beginning period market values on a monthly basis. This calculation method differs from guidelines of the Commission for calculating performance of mutual funds.

For more information about the Portfolio, the following is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Portfolio, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.



You can get a free copy of the SAI, or request other information and discuss your questions about the Portfolio by contacting the Fund at:


                         Lazard Retirement Series, Inc.
                              30 Rockefeller Plaza
                            New York, New York 10112
                            Telephone: 1-800-887-4929
                            http://www.lazardnet.com

YOU CAN REVIEW THE FUND'S SAI AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION IN WASHINGTON, D.C. FOR INFORMATION, CALL 1-202-942-8090. YOU CAN GET TEXT-ONLY COPIES:

               o After paying a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009, or by e-mail request to publicinfo@sec.gov.


               o  Free from the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-8071

INVESTMENT MANAGER
Lazard Asset Management,
a division of Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455

INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com

LEGAL COUNSEL
Stroock & Stroock &
Lavan LLP 180 Maiden Lane
New York, New York 10038-4982
http://www.stroock.com

DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112




CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

                         LAZARD RETIREMENT SERIES, INC.
                              30 Rockefeller Plaza
                            New York, New York 10112
                                 (800) 887-4929

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2001


                  Lazard Retirement Series, Inc. (the "Fund") is a no-load, open-end management investment company known as a mutual fund. This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Fund, dated May 1, 2001, as it may be revised from time to time, relating to the following eight portfolios (individually, a "Portfolio" and collectively, the "Portfolios"):

Lazard Retirement Equity Portfolio
Lazard Retirement Small Cap Portfolio
Lazard Retirement International Equity Portfolio
Lazard Retirement International Small Cap Portfolio
Lazard Retirement Emerging Markets Portfolio
Lazard Retirement International Equity Select Portfolio
Lazard Retirement International Fixed-Income Portfolio
Lazard Retirement Strategic Yield Portfolio

                  Shares of the Portfolios are currently offered only to variable annuity and variable life insurance separate accounts established by insurance companies ("Participating Insurance Companies") to fund variable annuity contracts and variable life insurance policies (collectively, "Policies"). Shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (collectively, "Eligible Plans") outside of the separate account context. Differences in tax treatment or other considerations may cause the interests of Policy owners and Eligible Plan participants investing in a Portfolio to conflict. The Fund's Board will monitor each Portfolio for any material conflicts and determine what action, if any, should be taken. For information about Eligible Plan investing, or to obtain a copy of the Fund's Prospectus, please write or call the Fund at the address and telephone number given above.


                  The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.
-------------------------------------------------------------------------------

                                TABLE OF CONTENTS


                                                                 PAGE
-------------------------------------------------------------------
Description Of The Fund And Portfolios............................1

Investment Restrictions..........................................22

Management.......................................................23

Determination Of Net Asset Value.................................29

Portfolio Transactions...........................................30

Buying And Selling Shares........................................33

Distribution And Servicing Plan..................................34

Dividends And Distributions......................................35

Taxation.........................................................36

Performance Information..........................................38

Information About The Fund And Portfolios........................40

Counsel And Independent Auditors.................................42

Additional Information...........................................43

Appendix.........................................................44

                     DESCRIPTION OF THE FUND AND PORTFOLIOS



                  The Fund is a Maryland corporation organized on February 13, 1997. Each Portfolio is a separate portfolio of the Fund, an open-end management investment company, known as a mutual fund. Each Portfolio is a diversified investment company, which means, with respect to 75% of its total assets, the Portfolio will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer.

                  Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard"), serves as the investment manager (the "Investment Manager") to each of the Portfolios. Lazard is the distributor of each Portfolio's shares.

CERTAIN PORTFOLIO SECURITIES

                  The following information supplements and should be read in conjunction with the Fund's Prospectus.

                  DEPOSITARY RECEIPTS. (All Portfolios, except the Small Cap Portfolio) Each Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

                  These securities may be purchased through "sponsored" or "un-sponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an un-sponsored facility without participation by the issuer of the deposited security. Holders of un-sponsored depositary receipts generally bear all the costs of such facilities and the depositary of an un-sponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

                  FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (All Portfolios, except the Small Cap Portfolio) Each Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Investment Manager to be of comparable quality to the other obligations in which the Portfolio may invest. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.

                  Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.


                  FIXED INCOME SECURITIES. (All Portfolios) Each fixed-income Portfolio may invest in fixed-income securities as described in the Fund's Prospectus. In addition, the Equity Portfolio may invest up to 20% of its total assets in U.S. Government securities and investment grade debt obligations of U.S. corporations (including up to15% of total assets in non-U.S. equity or debt securities that trade in U.S. markets); the Small Cap and International Small Cap Portfolios may each invest up to 20% of its total assets in investment grade debt securities; and the International Equity and International Equity Select Portfolios may each invest up to 20% of its total assets in investment grade fixed-income securities and short-term money market instruments.


                  CONVERTIBLE SECURITIES. (All Portfolios) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

                  Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

                  Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

                  WARRANTS. (All Portfolios) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. A Portfolio may invest up to 5% of its total assets in warrants, except that this limitation does not apply to warrants purchased by the Portfolio that are sold in units with, or attached to, other securities.

                  PARTICIPATION INTERESTS. (All Portfolios) Each Portfolio may purchase from financial institutions participation interests in securities in which the Portfolio may invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security.

                  These instruments may have fixed, floating or variable rates of interest with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the Investment Manager must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest.

                  Each Portfolio may invest in corporate obligations denominated in U.S. or (except the Equity and Small Cap Portfolios) foreign currencies that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, financial companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." Each Portfolio may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Portfolio and the corporate borrower (the "Borrower"), together with Agent Banks, are referred to herein as "Intermediate Participants." Each Portfolio also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund, on behalf of the Portfolio, and the Borrower. In such cases, the Portfolio would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Portfolio's rights against the Borrower, but also for the receipt and processing of payments due to the Portfolio under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, if the Borrower fails to pay principal and interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would be involved if the Portfolio were to enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Portfolio may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Portfolio also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Portfolio were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such case, the Portfolio might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

                  VARIABLE AND FLOATING RATE SECURITIES. (All Portfolios) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

                  Each Portfolio may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Portfolio with a certain degree of protection against rises in interest rates, although the Portfolio will participate in any declines in interest rates as well.

                  Each Portfolio also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

                  MUNICIPAL OBLIGATIONS. (Strategic Yield Portfolio) In circumstances where the Investment Manager determines that investment in municipal obligations would facilitate the Portfolio's ability to accomplish its investment objective, the Portfolio may invest its assets in such obligations, including municipal obligations issued at a discount. Dividends on shares attributable to interest on municipal obligations held by the Portfolio will not be exempt from federal income taxes. Municipal obligations are susceptible to risks arising from the financial condition of the states, public bodies or municipalities issuing the securities. To the extent that state or local governmental entities are unable to meet their financial obligations, the income derived by the Portfolio from municipal obligations could be impaired.

                  Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities. Municipal obligations bear fixed, floating or variable rates of interest. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. The Portfolio also may acquire call options on specific municipal obligations. The Portfolio generally would purchase these call options to protect the Portfolio from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.

                  Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.

                  While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Portfolio investments. Dividends received by shareholders on Portfolio shares which are attributable to interest income received by the Portfolio from municipal obligations generally will be subject to federal income tax. The Portfolio will invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Portfolio investments. The Portfolio currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

                  ZERO COUPON AND STRIPPED U.S. TREASURY SECURITIES. (International Fixed-Income and Strategic Yield Portfolios) Each of these Portfolios may invest in zero coupon U.S. Treasury securities, which are Treasury notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

                  Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. A Portfolio investing in such securities may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

                  MORTGAGE-RELATED SECURITIES. (International Fixed-Income and Strategic Yield Portfolios) Mortgage-related securities are secured, directly or indirectly, by pools of mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. These securities also may include mortgage pass-through securities, interests in REMICs or other kinds of mortgage-backed securities. The mortgage-related securities which may be purchased include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates.

RESIDENTIAL MORTGAGE-RELATED SECURITIES. Each of these Portfolios may invest in mortgage-related securities representing participation interests in pools of one- to four-family residential mortgage loans issued by governmental agencies or instrumentalities, such as the GNMA, Fannie Mae and FHLMC, or by private entities. Residential mortgage-related securities issued by private entities are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. This protection is generally provided by having the holders of the subordinated class of securities ("Subordinated Securities") take the first loss if there are defaults on the underlying commercial mortgage loans. Other protection, which may benefit all of the classes or particular classes, may include issuer guarantees, reserve funds, additional Subordinated Securities, cross-collateralization and over-collateralization.


COMMERCIAL MORTGAGE-RELATED SECURITIES. Each of these Portfolios may invest in commercial mortgage-related securities, which generally are multi-class debt or pass-through certificates secured by mortgage loans on commercial properties. Similar to residential mortgage-related securities, commercial mortgage-related securities have been issued using a variety of structures, including multi-class structures featuring senior and subordinated classes.

SUBORDINATED SECURITIES. Each of these Portfolios may invest in Subordinated Securities issued or sponsored by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Subordinated Securities have no governmental guarantee, and are subordinated in some manner as to the payment of principal and/or interest to the holders of more senior mortgage-related securities arising out of the same pool of mortgages. The holders of Subordinated Securities typically are compensated with a higher stated yield than are the holders of more senior mortgage-related securities. On the other hand, Subordinated Securities typically subject the holder to greater risk than senior mortgage-related securities and tend to be rated in a lower rating category, and frequently a substantially lower rating category, than the senior mortgage-related securities issued in respect of the same pool of mortgage. Subordinated Securities generally are likely to be more sensitive to changes in prepayment and interest rates and the market for such securities may be less liquid than is the case for traditional fixed-income securities and senior mortgage-related securities.


COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS PASS-THROUGH SECURITIES. Collateralized mortgage obligations or "CMOs" are multiclass bonds backed by pools of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) pass-through certificates issued or guaranteed by GNMA, Fannie Mae or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage-related securities or
(e) any combination thereof. CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of CMOs or multi-class pass-through securities may elect to be treated as a REMIC. The International Fixed-Income Portfolio may invest, to a limited extent, in residual interests in REMICs. See "Taxation."



                  Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date; these characteristics will vary from one tranche to another. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR") (or sometimes more than one index). These floating rate CMOs typically are issued with lifetime caps on the coupon rate thereon. Each of these Portfolios also may invest in inverse floating rate CMOs. Inverse floating rate CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as the LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs.


                  Many inverse floating rate CMOs have coupons that move inversely to a multiple of the applicable indexes. The coupon varying inversely to a multiple of an applicable index creates a leverage factor. The markets for inverse floating rate CMOs with highly leveraged characteristics may at times be very thin. The Portfolio's ability to dispose of its positions in such securities will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity. It should be noted that inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal.


STRIPPED MORTGAGE-BACKED SECURITIES. Each of these Portfolios also may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class received some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO. The yields to maturity on IOs and POs are very sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially and adversely affected.

GOVERNMENT-AGENCY SECURITIES. Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development.


GOVERNMENT-RELATED SECURITIES. Mortgage-related securities issued by Fannie Mae include Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the

United States Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders.


                  Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States Government created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks.


PRIVATE ENTITY SECURITIES. These mortgage-related securities are issued by commercial banks, savings and loan institutions, mortgage bankers, private mortgage insurance companies and other non-governmental issuers. Timely payment of principal and interest on mortgage-related securities backed by pools created by non-governmental issuers often is supported partially by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or mortgage poolers can meet their obligations under the policies, so that if the issuers default on their obligations the holders of the security could sustain a loss. No insurance or guarantee covers the Portfolio or the price of the Portfolio's shares. Mortgage-related securities issued by non-governmental issuers generally offer a higher rate of interest than government-agency and government-related securities because there are no direct or indirect government guarantees of payment.


CMO RESIDUALS. CMO Residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.


                  The cash flow generated by the mortgage assets underlying series of CMOs is applied first to make required payments of principal of and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO Residual represents dividend or interest income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMOs, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO Residuals is extremely sensitive to prepayments on the related underlying mortgage assets in the same manner as an IO class of stripped mortgage-back securities. See "Stripped Mortgage-Backed Securities" above. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to the level of the index upon which interest rate adjustments are based. As described above with respect to stripped mortgage-back securities, in certain circumstances, the Portfolio may fail to fully recoup its initial investment in a CMO Residual.

                  CMO Residuals generally are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. CMO Residuals may not have the liquidity of other more established securities trading in other markets. Transactions in CMO Residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, whether or not registered under the Securities Act of 1933, as amended (the "Securities Act"), may be subject to certain restrictions of transferability. Ownership of certain CMO Residuals imposes liability for certain of the expenses of the related CMO issuer on the purchaser. The Investment Manager will not purchase any CMO Residual that imposes such liability on the Portfolio.

OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

                  REAL ESTATE INVESTMENT TRUSTS. (Equity and Small Cap Portfolios) Each of these Portfolios may invest in Real Estate Investment Trusts ("REITs"). A REIT is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

                  REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depends upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The values of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

                  ASSET-BACKED SECURITIES. (International Fixed-Income and Strategic Yield Portfolios). Each of these Portfolios may invest in asset-backed securities, including interests in pools of receivables, such as motor vehicle installment purchase obligations, credit card receivables, home equity loans, home improvement loans and manufactured housing loans.

These securities may be in the form of pass-through instruments or asset-backed bonds. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to the collateralized mortgage obligations and mortgage pass-through securities described above. As with mortgage-backed securities, asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and use similar credit enhancement techniques.


                  Asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide the Portfolio with a less effective security interest in the related collateral than do mortgage-related securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to so do, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related securities.



                  INVESTMENT COMPANIES. (All Portfolios) Each Portfolio may invest, to the extent permitted under the 1940 Act, in securities issued by investment companies which principally invest in securities of the type in which the Portfolio invests. Under the1940 Act, a Portfolio's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securities of investment companies may involve duplication of advisory fees and certain other expenses.



                  ILLIQUID SECURITIES. (All Portfolios) Each Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Portfolio's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, certain mortgage-related securities, and certain privately negotiated, non-exchange traded options and securities used to cover such options. A Portfolio's investment in illiquid securities is subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation.


NON-PUBLICLY TRADED SECURITIES. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Non-publicly traded securities (including Rule 144A Securities as defined below) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities. A Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.

RULE 144A SECURITIES. Rule 144A under the Securities Act establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers ("Rule 144A Securities"). Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities.



                  MONEY MARKET INSTRUMENTS; TEMPORARY DEFENSIVE POSITIONS. (All Portfolios) When the Investment Manager determines that adverse market conditions exist, a Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. For the Emerging Markets Portfolio, when the Investment Manager believes it is warranted for defensive purposes, the Portfolio may invest without limitation in high quality fixed-income securities or equity securities of U.S. companies.



                  Each Portfolio also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

INVESTMENT TECHNIQUES


                  The following information supplements and should be read in conjunction with the Fund's Prospectus.



                  BORROWING MONEY. (All Portfolios) Each Portfolio may borrow money from banks to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Portfolio's total assets, the Portfolio will not make any additional investments.

                  LENDING PORTFOLIO SECURITIES. (All Portfolios) Each Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Portfolio continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which affords the Portfolio an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% of the value of the Portfolio's total assets, and the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Portfolio at any time upon specified notice. When the Portfolio lends securities, there is a risk that the loaned securities may not be returned during normal settlement periods if the institution defaults. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio. In connection with its securities lending transactions, a Portfolio may return to the borrower or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


                  DERIVATIVES. (All Portfolios) Each Portfolio may invest in, or enter into, derivatives to the extent described in the Prospectus, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Portfolio to invest than "traditional" securities would. However, there is the risk that these transactions sometimes may reduce returns or increase volatility.


                  Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.


                  Derivatives can be highly sensitive to changes in their underlying security, interest rate or index and may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Portfolio's performance.


                  If a Portfolio invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Portfolio's return or result in a loss. A Portfolio also could experience losses if its derivatives were poorly correlated with its other investments, or if the Portfolio were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

                  Although neither the Fund nor any Portfolio will be a commodity pool, certain derivatives subject the Portfolios to the rules of the Commodity Futures Trading Commission

(the "CFTC") which limit the extent to which a Portfolio can invest in such derivatives. A Portfolio may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, no Portfolio may invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


                  When required by the Securities and Exchange Commission (the "Commission"), a Portfolio will segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Portfolio may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price.


                  Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Investment Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Portfolio. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. (All Portfolios) Each Portfolio may enter into futures contracts in U.S. domestic markets, or (except for the Equity and Small Cap Portfolios) on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Portfolio might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Portfolio could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

                  Engaging in these transactions involves risk of loss to the Portfolio which could adversely affect the value of the Portfolio's net assets. Although each of these Portfolios intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Portfolio to substantial losses.


                  Successful use of futures by a Portfolio also is subject to the Investment Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Portfolio uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Portfolio will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Portfolio may have to sell such securities at a time when it may be disadvantageous to do so.

                  Pursuant to regulations and/or published positions of the Commission, a Portfolio may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Portfolio's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. Each Portfolio, except the International Fixed-Income Portfolio, may purchase and sell stock index futures contracts. A stock index future obligates the Portfolio to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

                  The International Small Cap, Emerging Markets, International Equity Select, International Fixed-Income and Strategic Yield Portfolios may purchase and sell interest rate futures contracts. An interest rate future obligates the Portfolio to purchase or sell an amount of a specific debt security at a future date at a specific price.

                  Each Portfolio, except the Equity and Small Cap Portfolios, may buy and sell currency futures. A currency future obligates the Portfolio to purchase or sell an amount of a specific currency at a future date at a specific price.

OPTIONS--IN GENERAL. (All Portfolios) Each Portfolio may buy and sell (write) call and put options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

                  A covered call option written by a Portfolio is a call option with respect to which the Portfolio owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Portfolio is covered when, among other things, the Portfolio segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Portfolio receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

                  There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. Each Portfolio may buy and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or indices listed on national securities exchanges or traded in the over-the-counter market. An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

                  Each Portfolio, except the Equity Portfolio and Small Cap Portfolio, may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

                  Each Portfolio may purchase cash-settled options on interest rate swaps, interest rate swaps denominated in foreign currency (except in the case of the Equity and Small Cap Portfolios) and (except in the case of the International Fixed-Income and Strategic Yield Portfolios) equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Portfolio with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

                  Successful use by a Portfolio of options will be subject to the Investment Manager's ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates as well as general market conditions. To the extent the Investment Manager's predictions are incorrect, the Portfolio may incur losses.

FUTURE DEVELOPMENTS. The Portfolios may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Before entering into such transactions or making any such investment, the Portfolio will provide appropriate disclosure in the Prospectus or Statement of Additional Information.


                  FORWARD COMMITMENTS. (All Portfolios) A Portfolio may purchase or sell securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk or price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Portfolio is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. The Portfolio intends to engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Portfolio's exposure to changes in interest rates and will increase the volatility of its returns. The Portfolio will segregate permissible liquid assets at least equal at all times to the amount of the Portfolio's purchase commitments. At no time will the Portfolio have more than 33-1/3% of its assets committed to purchase securities on a forward commitment basis.

                  Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Portfolio to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets and its net asset value per share.

                  SWAP AGREEMENTS. (All Portfolios) To the extent consistent with the Portfolio's investment objective and management policies as set forth herein, each Portfolio may enter into equity, interest rate, index, total return and currency rate swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Portfolio than if the Portfolio had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


                  Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Portfolio's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The risk of loss with respect to swaps is limited to the net amount of payments that the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive.


                  FOREIGN CURRENCY TRANSACTIONS. (All Portfolios, except the Equity and Small Cap Portfolios) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Portfolio has agreed to buy or sell; to hedge the U.S. dollar value of securities the Portfolio already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.


                  Foreign currency transactions may involve, for example, the Portfolio's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Portfolio contracted to receive. The Portfolio's success in these transactions will depend principally on the Investment Manager's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

                  EQUITY SECURITIES. (All Portfolios, except the International Fixed-Income and Strategic Yield Portfolios) Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Portfolio's investments will result in changes in the value of its shares and thus the Portfolio's total return to investors.

                  The securities of the smaller companies in which the Small Cap, International Small Cap and Emerging Markets Portfolios may invest may be subject to more abrupt or erratic market movements than larger, more established companies, because securities of smaller companies typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. Smaller capitalization companies often have limited product lines, markets or financial resources. They may be dependent on management for one or a few key persons, and can be more susceptible to losses and the risk of bankruptcy. In addition, securities of the small capitalization sector may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, and thus may create a greater chance of loss than by investing in securities of larger capitalization companies.

                  FIXED-INCOME SECURITIES. (All Portfolios) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain portfolio securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

                  The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain portfolio securities, such as those rated below investment grade by Standard & Poor's Ratings Services ("S&P") and Moody's Investors Service ("Moody's" and together with S&P, the "Rating Agencies"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Portfolio will consider all circumstances deemed relevant in determining whether to continue to hold the security.

                  MORTGAGE-RELATED SECURITIES. (International Fixed-Income and Strategic Yield Portfolios) As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is possible that the realized return of the security may differ materially from the return originally expected by the Investment Manager. Moreover, with respect to certain stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity (but not past its stated maturity), which generally would cause the value of such security to fluctuate more widely in response to changes in interest rates. Were the prepayments on the Portfolio's mortgage-related securities to decrease broadly, the Portfolio's effective duration, and thus sensitivity to interest rate fluctuations, would increase. Commercial real property loans, however, often contain provisions that substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and in some cases there may be prohibitions on principal prepayments for several years following origination.

                  Certain mortgage-related securities are subject to credit risks associated with the performance of the underlying mortgage properties. Adverse changes in economic conditions and circumstances are more likely to have an adverse impact on mortgage-related securities secured by loans on commercial properties than on those secured by loans on residential properties. In addition, as described above, these securities are subject to prepayment risk, although commercial mortgages typically have shorter maturities than residential mortgages and prepayment protection features. Some mortgage-related securities have structures that make their reactions to interest rate changes and other factors difficult to predict, making their values highly volatile.

                  In certain instances, the credit risk associated with mortgage-related securities can be reduced by third party guarantees or other forms of credit support. Improved credit risk does not reduce prepayment risk which is unrelated to the rating assigned to the mortgage-related security. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if the market value of the security declines whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Certain mortgage-related securities, such as inverse floating rate collateralized mortgage obligations, have coupons that move inversely to a multiple of a specific index which may result in increased price volatility.

                  FOREIGN SECURITIES. (All Portfolios, except the Small Cap Portfolio) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

                  Because evidences of ownership of such securities usually are held outside the United States, the Portfolios will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

                  With respect to the Emerging Markets, International Fixed-Income and Strategic Yield Portfolios, emerging market countries have economic structures that generally are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many emerging market countries providing investment opportunities for these Portfolios have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

                  Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

                  FOREIGN CURRENCY TRANSACTIONS. (All Portfolios, except the Equity and Small Cap Portfolios) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

                  LOWER RATED SECURITIES. (International Fixed-Income and Strategic Yield Portfolios). Each of these Portfolios may invest in securities rated below investment grade such as those rated Ba by Moody's or BB by S&P, and as low as the lowest rating assigned by the Rating Agencies (commonly known as junk bonds). They may be subject to certain risks and to greater market fluctuations than lower yielding investment grade securities. See "Appendix" for a general description of the Rating Agencies' ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Portfolio will rely on the Investment Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

                  You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

                  Companies that issue certain of these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

                  Because there is no established retail secondary market for many of these securities, the Portfolio anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

                  These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

                  The Portfolio may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Portfolio has no arrangement with any persons concerning the acquisition of such securities, and the Investment Manager will review carefully the credit and other characteristics pertinent to such new issues.

                  The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon securities and pay-in-kind bonds, in which each of these Portfolios may invest. Pay-in-kind bonds pay interest through the issuance of additional securities. Zero coupon securities and pay-in-kind bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the Portfolio will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Portfolio may obtain no return at all on its investment.

                 SIMULTANEOUS INVESTMENTS BY OTHER PORTFOLIOS OR FUNDS. (All Portfolios) Investment decisions for each Portfolio are made independently from those of the other portfolios and accounts managed by the Investment Manager. If, however, such other portfolios or accounts desire to invest in, or dispose of, the same securities as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

                             INVESTMENT RESTRICTIONS


                  Each Portfolio's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. In addition, each Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies. However, the amendment of these restrictions to add an additional Portfolio, which amendment does not substantively affect the restrictions with respect to an existing Portfolio, will not require approval as described in the first sentence. Investment restrictions numbered 9 through 12 are not fundamental policies and may be changed, as to a Portfolio, by vote of a majority of the Fund's Board members at any time. A Portfolio's 80% investment requirement as described in the Prospectus (if applicable) is not a fundamental policy of the Portfolio and may be changed without shareholder approval; however, this policy will not be changed without providing shareholders at least 60 days' prior written notice of such change.



          None of the Portfolios may:

          1. Insert more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          2. Invest in commodities, except that a Portfolio may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

          4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

          5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, a Portfolio may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Commission and the Fund's Board.

          6. Act as an underwriter of securities of other issuers, except to the extent a Portfolio may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

          7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restrictions Nos. 2, 4, 10 and 11 may be deemed to give rise to a senior security.

          8. Purchase securities on margin, but a Portfolio may make margin deposits in connection with transactions on options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          9. Invest in the securities of a company for the purpose of exercising management or control, but the Portfolio will vote the securities it owns as a shareholder in accordance with its views.

          10. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

          11. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

          12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

                                      * * *

                  If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 4, however, if borrowings exceed 33 1/3% of the value of a Portfolio's total assets as a result of a change in values or assets, the Portfolio must take steps to reduce such borrowings at least to the extent of such excess within three business days.

                  With respect to Investment Restriction No. 1, each Portfolio will limit investments in issuers in securities of issuers in any single industry to less than 25% of the value of its total assets, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                  In addition, as a non-fundamental policy, each Portfolio intends (i) to comply with the diversification requirements prescribed in regulations under Section 817 (h) of the Code and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies. As non-fundamental policies, these policies may be changed by vote of a majority of


                                   MANAGEMENT

                  The Fund's Board is responsible for the management and supervision of each Portfolio. The Board approves all significant agreements with those companies that furnish services to the Portfolios. These companies are as follows:

    Lazard Asset Management...................  Investment Manager
    Lazard Freres & Co. LLC...................  Distributor
    Boston Financial Data Services, Inc.......  Transfer Agent and Dividend
                                                Disbursing Agent
    State Street Bank and Trust Company.......  Custodian


                  The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each of the following persons is 30 Rockefeller Plaza, New York, New York 10112.


NAME, ADDRESS AND AGE                POSITION WITH FUND          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------ --------------------------- -----------------------------------------------------
Norman Eig* (60)                     Chairman of the Board       Vice Chairman and Managing Director (formerly
                                                                 General Partner), Lazard.

Herbert W. Gullquist* (63)           President, Director         Vice Chairman and Managing Director (formerly
                                                                 General Partner), Lazard; Chief Investment Officer
                                                                 of the Investment Manager.

John J. Burke (72)                   Director                    Retired; Former Vice Chairman and Director, Montana
50 Burning Tree Lane                                             Power Company.
Butte, MT 59701

Kenneth S. Davidson (56)             Director                    President, Davidson Capital Management Corporation;
Davidson Capital Management                                      Director, Blackthorn Fund N.V. and Ottertail Valley
Corporation                                                      Railroad.
500 Park Avenue
Suite 510
New York, NY  10022

Carl Frischling* (64)                Director                    Senior Partner, Kramer, Levin, Naftalis & Frankel
Kramer, Levin, Naftalis & Frankel                                LLP, attorneys at law.
LLP
919 Third Avenue
New York, NY 10022

Lester Z. Lieberman (70)             Director                    Private Investor; Director of Dowel Associates;
1500 Mt. Kemble Avenue                                           Chairman of the Board of Trustees of Newark Beth
Morristown, NJ 07960                                             Israel Medical Center and Irvington General
                                                                 Hospital; Member of the New Jersey State Investment
                                                                 Council.

Richard Reiss, Jr. (57)              Director                    Managing Partner, Georgica Advisors LLC, an
Georgica Advisors LLC                                            investment manager.
Carnegie Hall Tower
152 West 57th Street, 46th Floor
New York, NY  10019


NAME, ADDRESS AND AGE                POSITION WITH FUND          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
------------------------------------ --------------------------- -----------------------------------------------------

John Rutledge* (52)                  Director                    President, Rutledge Capital, an economics and
Rutledge Capital                                                 investment advisory firm; Chairman, Claremont
15 Locust Avenue                                                 Economics Institute.
New Canaan, CT  06840

William Katz (47)                    Director                    President and Co-Chief Executive Officer of BBDO
BBDO Worldwide Network                                           New York, an advertising agency;  Director of BBDO
1285 Avenue of the Americas                                      Worldwide.
New York, NY 10019

David M. Goldenberg (34)             Vice President, Secretary   Director, Legal Affairs of the Investment Manager;
                                                                 from April 1998 to May 2000, Global Director of
                                                                 Compliance for Citigroup Asset Management Group;
                                                                 from June 1996 to April 1998, Associate General
                                                                 Counsel of Smith Barney Asset Management; prior
                                                                 thereto, Branch Chief and  Senior Counsel in the
                                                                 Division of Investment Management at the Commission
                                                                 in Washington, D.C.

Bernard J. Grzelak (29)              Treasurer                   Vice President of the Investment Manager; from
                                                                 August 1993 to September 2000, a Manager with
                                                                 Deloitte & Touche LLP.

Nathan A. Paul (28)                  Assistant Secretary         Vice President, Legal Affairs of the Investment
                                                                 Manager; from September 1997 to October 2000, an
                                                                 Associate at Schulte Roth & Zabel LLP; prior
                                                                 thereto, a student at Cardozo Law School.

Stephen St. Clair (42)               Assistant Treasurer         Transfer Agent Operations Manager of the Investment
                                                                 Manager; prior to June 1997, Associate Director of
                                                                 Mutual Fund Operations at Furman Selz and its
                                                                 successor, BISYS Fund Services.


----------
* An "interested person" of the Fund as defined in the 1940 Act.

                  The Fund has a standing nominating committee comprised of its Directors who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board.



                  Each Director who is not an employee or an affiliated person of the Investment Manager is paid an annual fee of $30,000, plus $2,500 per meeting attended for the Fund and The Lazard Funds, Inc., another multi-portfolio fund advised by the Investment Manager, and is reimbursed for travel and other out of pocket expenses. In addition, the Chairman of the Audit Committee for the Fund and The Lazard Funds, Inc. also receives an annual fee of $5,000. The aggregate amount of compensation paid to each Director by the Fund for the year ended December 31, 2000, was as follows:



                                                                                       TOTAL COMPENSATION FROM
                                                AGGREGATE COMPENSATION                      THE FUND AND
NAME OF DIRECTOR                                     FROM THE FUND                     THE LAZARD FUNDS, INC.
---------------------------------------- -------------------------------------- --------------------------------------
John J. Burke                                           $ 2,175                               $ 45,000
Kenneth S. Davidson                                     $ 2,175                               $ 45,000
Norman Eig                                                N/A                                    N/A
Carl Frischling                                         $ 1,501                               $ 40,000
Herbert W. Gullquist                                      N/A                                    N/A
William Katz                                            $ 1,508                               $ 42,500
Lester Z. Lieberman                                     $ 1,530                               $ 47,500
Richard Reiss, Jr.                                      $ 2,175                               $ 45,000
John Rutledge                                           $ 2,162                               $ 42,500


                  The Fund does not compensate officers or Directors who are employees or affiliated persons of the Investment Manager. As of April 6, 2001, the Fund's officers and Directors, as a group, owned less than 1% of the shares of each Portfolio.


INVESTMENT MANAGER AND INVESTMENT MANAGEMENT AGREEMENT


                  Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, has entered into an investment management agreement (the "Management Agreement") with the Fund on behalf of each Portfolio. Pursuant to each Management Agreement, Lazard Asset Management regularly provides each Portfolio with investment research, advice and supervision and furnishes continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.



                  Lazard Asset Management is a division of Lazard Freres & Co. LLC, a New York limited liability company, which is registered as an investment adviser with the Commission and is a member of the New York, American and Chicago Stock Exchanges. Lazard provides its clients with a wide variety of investment banking and related services, including investment management. It is an underwriter of corporate securities, conducts a broad range of trading and brokerage activities in corporate and governmental bonds and stocks and acts as a financial adviser to utilities. Lazard Asset Management and its affiliate provide investment management services to client discretionary accounts with assets as of December 31, 2000 totaling approximately $71.1 billion. Its clients are both individuals and institutions, some of whose accounts have investment policies similar to those of several of the Portfolios.


                  The Fund, Lazard Asset Management and Lazard each have adopted a Code of Ethics that permits its personnel, subject to such Code, to invest in securities, including securities that may be purchased or held by a Portfolio. The Lazard Asset Management Code of Ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the Code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Lazard Asset Management employees does not disadvantage any Portfolio.


                  Under the terms of the Management Agreement, the Investment Manager will pay the compensation of all personnel of the Fund, except the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager. The Investment Manager will make available to the Portfolios such of the Investment Manager's members, directors, officers and employees as are reasonably necessary for the operations of each Portfolio, or as may be duly elected officers or directors of the Fund. Under the Management Agreement, the Investment Manager also pays each Portfolio's office rent and provides investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Investment Manager, including its employees who serve the Portfolios, may render investment advice, management and other services to others.

                  As compensation for its services, each of the Portfolios has agreed to pay the Investment Manager an investment management fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily value of the net assets of the relevant Portfolio:



                                               INVESTMENT MANAGEMENT FEE
NAME OF PORTFOLIO                                       PAYABLE
--------------------------------------------------------------------------------
Equity Portfolio                                          .75%
Small Cap Portfolio                                       .75%
International Equity Portfolio                            .75%
International Small Cap Portfolio                         .75%
Emerging Markets Portfolio                               1.00%
International Equity Select Portfolio                     .85%
International Fixed-Income Portfolio                      .75%
Strategic Yield Portfolio                                 .75%


                  For the fiscal year ending December 31, 2001, the Investment Manager has agreed to waive its management fees or otherwise bear the expenses of the following Portfolios to the extent the aggregate expenses of the Portfolios exceed the percentage of the value of the Portfolio's average daily net assets set forth opposite the Portfolio's name:


                                           MAXIMUM TOTAL PORTFOLIO OPERATING
NAME OF PORTFOLIO                                     EXPENSES
------------------------------------   ----------------------------------------

Equity Portfolio                                             1.25%
Small Cap Portfolio                                          1.25%
International Equity Portfolio                               1.25%
Emerging Markets Portfolio                                   1.60%

                  For the fiscal years ended December 31, 1998 and 1999, the Investment Manager waived all of its management fees payable by the relevant Portfolios. For the fiscal year ended December 31, 2000, the Investment Manager earned management fees of $17,496, $52,102, $109,776 and $50,978 for the Equity, Small Cap, International Equity and Emerging Markets Portfolios, respectively, of which $17,285, $43,655, $86,385 and $50,978 were waived, resulting in net advisory fees of $211, $8,447, $23,391 and $0, respectively, paid to the Investment Manager.

                  Each Management Agreement provides that each Portfolio pays all of its expenses that are not specifically assumed by the Investment Manager. Expenses attributable to each Portfolio will be charged against the assets of that Portfolio. Other expenses of the Fund will be allocated among the Portfolios in a manner which may, but need not, be proportionate in relation to the net assets of each Portfolio. Expenses payable by each of the Portfolios include, but are not limited to, clerical salaries, brokerage and other expenses of executing portfolio transactions; legal, auditing or accounting expenses; trade association dues; taxes or governmental fees; the fees and expenses of any person providing administrative services to the Fund; the fees and expenses of the custodian and transfer agent of the Fund; clerical expenses of issue, redemption or repurchase of shares of the Portfolio; the expenses and fees for registering and qualifying securities for sale; the fees of Directors of the Fund who are not employees or affiliated persons of the Investment Manager or its affiliates; travel expenses of all Directors, officers and employees; insurance premiums; and the cost of preparing and distributing reports and notices to shareholders. In addition, shares of each Portfolio are subject to an annual distribution and servicing fee. See "Distribution and Servicing Plan." The amortization expenses of the Fund are being allocated among the Equity, Small Cap, International Equity and Emerging Markets Portfolios.


                  Each Management Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant Portfolio, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Investment Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the shares of such Portfolio, or, upon not less than 90 days' notice, by the Investment Manager. Each Management Agreement will terminate automatically, as to the relevant Portfolio, in the event of its assignment (as defined in the 1940 Act). Each Management Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, or of reckless disregard of its obligations thereunder, the Investment Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

ADMINISTRATOR AND CUSTODIAN



                  The Fund has engaged State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, to provide certain administrative services to the Portfolios. Each Portfolio will bear the cost of such administrative expenses at the annual rate of $37,500 plus 0.02% of the average daily net assets up to $1 billion and 0.01% of the average daily net assets over $1 billion. State Street agreed to waive the $37,500 fee for the Equity

Portfolio, Small Cap Portfolio, International Equity Portfolio and Emerging Markets Portfolio until February 29, 2000. From March 1, 2000, State Street agreed to waive $18,750 of the fee for the Equity, Small Cap, International Equity and Emerging Markets Portfolios until February 28, 2001 or until each Portfolio reaches net assets of $50 million, whichever comes first, and from March 1, 2001 the $37,500 fee will be waived until Fund assets reach $25 million times the number of Portfolios in operation.



                  State Street also acts as the Fund's custodian. As the Fund's custodian, State Street, among other things, maintains a custody account or accounts in the name of each Portfolio; receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Portfolio and disburses the Portfolio's assets in payment of its expenses. The custodian does not determine the investment policies of any Portfolio or decide which securities any Portfolio will buy or sell.

DISTRIBUTOR


                  Lazard serves as the distributor of each Portfolio's shares and conducts a continuous offering pursuant to a "best efforts" arrangement. As the distributor, it accepts purchase and redemption orders for Portfolio shares. In addition, the distribution agreement obligates Lazard to pay certain expenses in connection with the offering of Portfolio shares. After the prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Lazard also will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors.



                        DETERMINATION OF NET ASSET VALUE


                  Net asset value per share of each Portfolio is determined by State Street for the Fund on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is ordinarily closed on the following national holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of the total assets of the Portfolio represented, less all liabilities, by the total number of Portfolio shares outstanding.


                  The value of securities, other than options listed on national securities exchanges and debt securities maturing in 60 days or less, is determined as of the close of regular trading on the New York Stock Exchange. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m., Eastern time). Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Board of Directors. Each security for which the primary market is on a national securities exchange is valued at the last sale price on the principal exchange on which it is traded, or, if no sales are reported on such exchange on that day, at the closing bid price.

                  Any security held by a Portfolio for which the primary market is the NASDAQ National Market System is valued at the last sale price as quoted by such system or, in the absence of any sale on the valuation date, at the closing bid price. Any other unlisted security for which current over-the-counter market quotations or bids are readily available is valued at its last quoted bid price or, if available, the mean of two such prices.

                  All other securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Directors and in accordance with procedures adopted by the Board of Directors. The portfolio securities of any of the Portfolios also may be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.

                  The Small Cap Portfolio and International Small Cap Portfolio invest primarily in equity securities of companies with relatively small market capitalizations. Because of the difference between the bid and asked prices of over-the-counter securities, there may be an immediate reduction in the net asset value of the shares of the Small Cap Portfolio or International Small Cap Portfolio after such Portfolio has completed a purchase of securities that will be valued by the relevant Portfolio at their bid price, since those securities usually will have been purchased at or near the asked price.

                  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets ordinarily is completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the net asset value of a Portfolio is not calculated. Each Portfolio calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange once on each day on which the New York Stock Exchange is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value as determined in good faith by the Board of Directors.



                             PORTFOLIO TRANSACTIONS

GENERAL


                  Subject to the supervision of the Board of Directors, the Investment Manager is primarily responsible for the investment decisions and the placing of portfolio transactions for each Portfolio. In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, the Investment Manager seeks the best overall terms available, taking into account such factors as price, size of order, difficulty of execution and skill required of the executing broker. While the Investment Manager will generally seek reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available. Purchases and sales of portfolio securities on a securities exchange are effected by the Investment Manager through brokers who charge a negotiated commission for their services based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Lazard. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.



                  To the extent consistent with applicable provisions of the 1940 Act and the rules adopted by the Commission thereunder, the Fund's Board has determined that securities transactions for a Portfolio may be executed through Lazard if, in the judgment of the Investment Manager, the use of Lazard is likely to result in price and execution at least as favorable as those of other qualified brokers or dealers, and if, in the transaction, Lazard charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Purchase and sale orders for securities held by a Portfolio may be combined with those for other Portfolios in the interest of the most favorable net results for all. When the Investment Manager determines that a particular security should be bought for or sold by more than one Portfolio, the Investment Manager undertakes to allocate those transactions between the participants equitably.



                  The Portfolios listed below held securities of their regular brokers or dealers during the fiscal year ended December 31, 2000:





PORTFOLIO                        BROKER/DEALER                 VALUE ON 12/31/00 (IN $000S)
-----------------------------    ------------------------    ------------------------------
Equity Portfolio
                                 Chase Manhattan Corp.                     $ 124
                                 Citigroup                                 $ 128
International Equity Portfolio

                                 BNP Paribas SA                            $ 237
                                 ING Groep NV                              $ 599
                                 San Paolo-IMI SpA                         $ 263
                                 HSBC Holdings PLC                         $ 377


RESEARCH AND STATISTICAL INFORMATION




                  When it can be done consistently with the policy of obtaining the best overall terms available, the Investment Manager may select brokers or dealers who supply market quotations to the Fund's custodian for valuation purposes; who supply research, market and statistical information to the Investment Manager; or based upon their sale of shares of the Fund or other funds advised by the Investment Manager and its affiliates. Although such research, market and statistical information may be useful to the Investment Manager, it is only supplementary to the Investment Manager's own research efforts, since the information must still be analyzed, weighed and reviewed by the Investment Manager's staff. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Investment Manager under the Management Agreement with the Fund on behalf of the Portfolios. Such information may be useful to the Investment Manager in providing services to both the Portfolios and clients other than the Portfolios, and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Manager in carrying out its obligations to the Portfolios. The total dollar amount of transactions pursuant to which brokerage was directed in consideration of research services provided during the year ended December 31, 2000, was $12,888, and the related commissions were $5,956,559. In addition, when it can be done consistently with the above stated policy, the Investment Manager may place orders with brokers and dealers (i) who refer persons to the Investment Manager for the purpose of purchasing shares of the Portfolios or
(ii) who provide services to the Fund at no fee or for a reduced fee.


BROKERAGE COMMISSIONS


                  In connection with its portfolio securities transactions for the fiscal periods ended December 31, 1998, 1999 and 2000, each Portfolio indicated below paid brokerage commissions as follows:



YEAR ENDED DECEMBER 31, 1998



                                                                                                       PERCENTAGE OF
                                                               AMOUNT OF          PERCENTAGE OF       TOTAL BROKERAGE
                                            TOTAL              BROKERAGE         TOTAL BROKERAGE       TRANSACTIONS
                                          BROKERAGE        COMMISSIONS PAID     COMMISSIONS PAID     EFFECTED THROUGH
NAME OF PORTFOLIO                     COMMISSIONS PAID         TO LAZARD            TO LAZARD             LAZARD
-----------------                    -----------------     ----------------     ----------------     ----------------
Equity Portfolio                             $2,498              $2,054               88.71%              80.55%
Small Cap Portfolio                          $2,875            $     70                2.43%               2.73%
International Equity Portfolio              $   566           $       2                0.37%               1.20%
Emerging Markets Portfolio                  $   422            $     25                3.80%               1.40%

YEAR ENDED DECEMBER 31, 1999
-----------------------------


                                                                                                       PERCENTAGE OF
                                                               AMOUNT OF          PERCENTAGE OF       TOTAL BROKERAGE
                                             TOTAL             BROKERAGE         TOTAL BROKERAGE       TRANSACTIONS
                                           BROKERAGE        COMMISSIONS PAID    COMMISSIONS PAID     EFFECTED THROUGH
NAME OF PORTFOLIO                      COMMISSIONS PAID        TO LAZARD            TO LAZARD             LAZARD
-----------------                      ----------------     ----------------    ----------------     ----------------
Equity Portfolio                             $2,267              $ 1,822              99.67%              99.89%
Small Cap Portfolio                          $5,348              $   213               6.43%               6.25%
International Equity Portfolio               $5,182              $    40               2.87%               4.40%
Emerging Markets Portfolio                   $7,488              $     2               0.80%               0.93%

YEAR ENDED DECEMBER 31, 2000
----------------------------



                                                                                                       PERCENTAGE OF
                                                               AMOUNT OF          PERCENTAGE OF       TOTAL BROKERAGE
                                             TOTAL             BROKERAGE         TOTAL BROKERAGE       TRANSACTIONS
                                           BROKERAGE        COMMISSIONS PAID    COMMISSIONS PAID     EFFECTED THROUGH
NAME OF PORTFOLIO                      COMMISSIONS PAID        TO LAZARD            TO LAZARD             LAZARD
-----------------                      ----------------     ----------------    ----------------     ----------------
Equity Portfolio                            $ 4,078              $2,523              61.87%               57.87%
Small Cap Portfolio                         $24,732              $ 800                3.23%                3.77%
International Equity Portfolio              $37,173              $ 283                0.76%                2.94%
Emerging Markets Portfolio                  $16,448               $ 41                0.25%                0.47%


                  The International Small Cap, International Equity Select Portfolio, International Fixed-Income and Strategic Yield Portfolios had not commenced operations as of December 31, 2000.
--------------------------------------------------------------------------------


                            BUYING AND SELLING SHARES



                  GENERAL. INDIVIDUALS MAY NOT PLACE PURCHASE ORDERS DIRECTLY WITH THE FUND. INDIVIDUALS SHOULD CONSULT A PARTICIPATING INSURANCE COMPANY OR A FINANCIAL INTERMEDIARY FOR INFORMATION ON THE PURCHASE OF PORTFOLIO SHARES. THE FUND DOES NOT ISSUE SHARE CERTIFICATES.

                  Portfolio shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place redemption orders directly with the Fund. The value of the shares redeemed may be more or less than their original cost, depending on the Portfolio's then-current net asset value.

                  The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Commission.

                  REDEMPTION COMMITMENT. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Portfolio's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Commission. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments, in whole or in part, in portfolio securities (which may include non-marketable securities) or other assets of the Portfolio in cases of emergency, or at any time that the Investment Manager believes a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. In such event, the securities used to meet the redemption request would be valued in the same manner as the Portfolio's investments are valued. If the recipient sold such securities, brokerage charges might be incurred.

                  SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended, or the date of payment postponed: (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) when trading in the markets that the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable; or (c) for such other periods as the Commission, by order, may permit to protect the Portfolio's shareholders.


                         DISTRIBUTION AND SERVICING PLAN


                  Portfolio Shares are subject to a Distribution and Servicing Plan adopted pursuant to Rule 12b-1 (the "Rule") adopted by the Commission which provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. Pursuant to the Distribution and Servicing Plan, the Fund pays Lazard for advertising, marketing and distributing each Portfolio's shares and for the provision of certain services to the holders of shares, a fee at the annual rate of .25% of the Portfolio's average daily net assets. Lazard may make payments to Participating Insurance Companies for providing these services to Policy owners, or to certain financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") for providing these services to Policy owners. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in Conduct Rules of the NASD. Depending on a Participating Insurance Company's corporate structure and applicable state law, Lazard may make payments to the Participating Insurance Company's affiliated broker-dealer or other affiliated company rather than the Participating Insurance Company itself. From time to time, Lazard may defer or waive receipt of fees under the Distribution and Servicing Plan while retaining the ability to be paid by the Fund under the Distribution and Servicing Plan thereafter. The fees payable to Lazard under the Distribution and Servicing Plan for advertising, marketing and distributing shares, and for payments to Participating Insurance Companies and Service Agents, are payable without regard to actual expenses incurred. The Fund's Board determined, in the exercise of its business judgment, that the Fund's Distribution and Servicing Plan is reasonably likely to benefit the Fund and Policy owners.


                  A quarterly report of the amounts expended under the Distribution and Servicing Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution and Servicing Plan provides that it may not be amended to increase materially the costs which holders of shares of a Portfolio may bear for distribution pursuant to the Distribution and Servicing Plan without such shareholders' approval. It further provides that other material amendments of the Distribution and Servicing Plan must be approved by the Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution and Servicing Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution and Servicing Plan. As to each Portfolio, the Distribution and Servicing Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution and Servicing Plan or in any agreements entered into in connection with the Distribution and Servicing Plan, or by vote of the holders of a majority of such Portfolio's shares.

                  For the fiscal year ended December 31, 2000, the Portfolio's paid the Distributor the amounts set forth below under the Distribution and Servicing Plan:

                                    AMOUNT PAID TO DISTRIBUTOR
                                 UNDER DISTRIBUTION AND SERVICING
                                      PLAN FOR FISCAL PERIOD
NAME OF PORTFOLIO                    ENDED DECEMBER 31, 2000
-----------------               ---------------------------------
Equity Portfolio                             $ 5,834
Small Cap Portfolio                          $ 17,367
International Equity Portfolio               $ 36,676
Emerging Markets Portfolio                   $ 12,745


                           DIVIDENDS AND DISTRIBUTIONS


                  The Fund intends to declare as a dividend on the outstanding shares of each of the International Fixed-Income Portfolio and Strategic Yield Portfolio, substantially all of the Portfolio's net investment income at the close of each business day to shareholders of record at 4:00 p.m. (Eastern time). Net investment income for a Saturday, Sunday or holiday will be included in the dividend declared on the previous business day. Dividends declared on the shares of the International Fixed-Income Portfolio and Strategic Yield Portfolio ordinarily will be paid on the last business day of each month. Shareholders who redeem all their shares of either of these Portfolios prior to a dividend payment date will receive, in addition to the redemption proceeds, any dividends that are declared but unpaid through the date of their redemption. Shareholders of either of these Portfolios who redeem only a portion of their shares will receive all dividends declared but unpaid on those shares on the next dividend payment date.


                  Dividends from net investment income on the Equity Portfolio, Small Cap Portfolio, International Equity Portfolio, International Small Cap Portfolio and Emerging Markets Portfolio generally will be declared and paid at least annually, and may be declared and paid more frequently.


                  Investment income for a Portfolio includes, among other things, interest income, accretion of market and original issue discount and amortization of premium and, in the case of the Equity Portfolio, Small Cap Portfolio, International Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio and International Equity Select Portfolio, would include dividends.


                  With respect to all of the Portfolios, net realized capital gains, if any, will be distributed at least annually, and may be declared and paid more frequently. If a dividend check mailed to a shareholder who elected to receive dividends and/or capital gain distributions in cash is returned as undeliverable by the postal or other delivery service, such shareholder's distribution option automatically will be converted to all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. On dividend payable date, each Portfolio forwards to the

Fund's custodian the required amount of cash to pay all shareholders who elected to receive dividends in cash.


                                    TAXATION


                  Management believes that each Portfolio (except for the International Small Cap, International Equity Select, International Fixed-Income and the Strategic Yield Portfolios, which had not commenced operations) has qualified for the fiscal year ended December 31, 2000 as a "regulated investment company" under Subchapter M of the Code. It is intended that each such Portfolio will continue to so qualify as a regulated investment company, if such qualification is in the best interests of its shareholders. Each Portfolio will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to each Portfolio separately, rather than to the Fund as a whole. As a regulated investment company, a Portfolio will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Portfolio must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Portfolio did not qualify as a regulated investment company, it would be treated, for tax purposes, as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management of investment practices or policies by any government agency.

                  Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of the shares below the investor's cost of those shares. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the Prospectus. In addition, the Code provides that if a shareholder holds shares of a Portfolio for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

                  Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, all or a portion of the gain or loss realized from the disposition of foreign currency, non-U.S. dollar denominated debt instruments, and certain financial futures and options, may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258 of the Code. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

                  Under Section 1256 of the Code, gain or loss realized by a Portfolio from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options, as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Portfolio's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Portfolio characterized in the manner described above.

                  Offsetting positions held by a Portfolio involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short- or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

                  If a Portfolio were treated as entering into straddles by reason of its futures or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Portfolio may differ. If no election is made, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short-term capital gain or ordinary income.

                  If a Portfolio either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Portfolio generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Portfolio enters into the financial position or acquires the property, respectively.

                  Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance, since the amount of each Portfolio's assets to be invested in various countries is not known.

                  If a Portfolio invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Portfolio. In addition, gain realized from the sale, other disposition or marking-to-market of PFIC securities may be treated as ordinary income under Section 1291 or Section 1296 of the Code.


                  Investment by a Portfolio in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing a Portfolio to recognize income prior to the receipt of cash payments. For example, the Portfolio could be required to recognize annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute an amount equal to such income in order to maintain its qualification as a regulated investment company. In such case, the Portfolio may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

                  Shareholders of the Fund will be variable annuity and variable life insurance separate accounts established by insurance companies to fund Policies. The Secretary of the Treasury may in the future issue additional regulations or revenue rulings that will prescribe the circumstances in which a Policy owner's control of the investments of a separate account may cause the Policy owner, rather than the insurance company, to be treated as the owner of assets of the separate account. Failure to comply with Section 817(h) of the Code or any regulation thereunder, or with any regulations or revenue rulings on Policy owner control, if promulgated, would cause earnings regarding a Policy owner's interest in the separate account to be includable in the Policy owner's gross income in the year earned.



                             PERFORMANCE INFORMATION


                  Current yield is computed pursuant to a formula which operates as follows: The amount of the relevant Portfolio's expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with the regulatory requirements) by such Portfolio during the period. That result is then divided by the product of: (a) the average daily number of such Portfolio's shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted. The current yield is then arrived at by multiplying the result by 2. A Portfolio's "actual distribution rate" is computed in the same manner as yield, except that actual income dividends declared per share during the period in question is substituted for net investment income per share.

                  Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

                  The average annual total return for the indicated Portfolio and periods ended December 31, 2000 (the date listed in the footnote is the beginning of the period for the indicated Portfolio) was as follows:

                            AVERAGE ANNUAL TOTAL RETURNS
                                FOR PERIODS ENDED
                               DECEMBER 31, 2000
                           ------------------------------

                                                   SINCE
NAME OF PORTFOLIO           1-YEAR               INCEPTION
-----------------           ------               ---------

Equity                      (0.09)%              6.70%(1)
Small Cap                   21.05%               6.33%(2)
International Equity        (9.62)%              9.36%(3)
Emerging Markets           (28.07)%             (6.66)%(2)

------------
(1)      Commenced operations on March 18, 1998.
(2)      Commenced operations on November 4, 1997.
(3)      Commenced operations on September 1, 1998.



                  Total return is calculated by subtracting the amount of the relevant Portfolio's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

                  The total return for the indicated Portfolio from inception through December 31, 2000 (the date listed in the footnote is the date operations commenced) was as follows:


                                   TOTAL RETURN THROUGH
NAME OF PORTFOLIO                   DECEMBER 31, 2000
-----------------                 ---------------------
Equity                                   19.82%(1)
Small Cap                                21.39%(2)
International Equity                     23.23%(3)
Emerging Markets                        (19.57)%(2)

------------
(1)      March 18, 1998.
(2)      Commenced operations on November 4, 1997.
(3)      Commenced operations on September 1, 1998.


                  A Portfolio's yield, actual distribution rate and total return are not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities held by such Portfolio, its average portfolio maturity and its expenses. Yield, actual distribution rate and total return information is useful in reviewing a Portfolio's performance and such information may provide a basis for comparison with other investments but such information may not provide a basis for comparison with certificates of deposit, which pay a fixed rate of return, or money market funds, which seek a stable net asset value. Investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                  No performance data is provided for the International Small Cap, International Equity Select, International Fixed-Income and Strategic Yield Portfolios which had not commenced operations as of the date performance information was calculated.

                  From time to time, the Fund may compare a Portfolio's performance against one or more broad-based indices or data from Lipper Analytical Services, Inc., Money Magazine, Morningstar, Inc. and other industry publications. In addition, the Fund may compare a Portfolio's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts.


                    INFORMATION ABOUT THE FUND AND PORTFOLIOS


                  As of April 6, 2001, the following shareholders owned beneficially or of record 5% or more of the indicated Portfolio's outstanding shares:


                                                RCENTAGE OF TOTAL
NAME AND ADDRESS                               SHARES OUTSTANDING
----------------                               ------------------
EQUITY PORTFOLIO
Conseco Variable Insurance Co                        63.05%
Attn: Separate Accts Carla Higgs
11825 N. Pennsylvania Street
Carmel, IN 46032-4604

CNA Insurance/Valley Forge Life                      26.79%
Attn: Investment Products
100 CNA Drive
Nashville, TN  37214-3446

Lazard Freres & Co. LLC                              5.10%
Attn: Michael R. August
30 Rockefeller Plaza, 57th floor
New York, NY 10112-0002

SMALL CAP PORTFOLIO

Conseco Variable Insurance Co                        57.50%
Attn: Separate Accts Carla Higgs
11825 N. Pennsylvania Street
Carmel, IN 46032-4555

The Ohio National Life Insurance Co.                 24.16%
Attn: Dennis Taney
Ohio National Financial Services
P.O. Box 237
Cincinnati, OH 45201-0237

                                                RCENTAGE OF TOTAL
NAME AND ADDRESS                                SHARES OUTSTANDING
----------------                                ------------------
CNA Insurance/Valley Forge Life                      9.29%
Attn:  Investment Products
100 CNA Dr.
Nashville, TN 37214-3446

American National Insurance Co.                      5.25%
One Moody Plaza
8th Floor Controller's Dept.
Attn:  Kristen Clause
Galveston, TX 77550-7999

INTERNATIONAL EQUITY PORTFOLIO

IDS Life Insurance Co.                               48.67%
1IP
229 AXP Financial Center
Unit 229
Attn:  Jason Micks
Minneapolis, MN 55474-0002

IDS Life Insurance Co.                               38.18%
2IP
229 AXP Financial Center
Unit 229
Attn:  Jason Micks
Minneapolis, MN 55474-0002

Lincoln Benefit Life                                 5.27%
Nebraska Service Center
P.O. Box 80469
Lincoln, NE 68501-0469

EMERGING MARKETS PORTFOLIO

The Ohio National Life Insurance Co.                 60.68%
Attn: Dennis Taney
Ohio National Financial Services
P.O. Box 237
Cincinnati, OH 45201-0237

                                                RCENTAGE OF TOTAL
NAME AND ADDRESS                               SHARES OUTSTANDING
----------------                               ------------------
Lazard Freres & Co. LLC                              19.44%
LTI Marketable Securities
30 Rockefeller Plaza, 60th floor
New York, NY 10112-0002

Lincoln Benefit Life                                 12.27%
Nebraska Service Center
P.O. Box 80469
Lincoln, NE 68501-0469

American National Insurance Co.                      7.60%
One Moody Plaza
8th Floor Controller's Dept.
Galveston, TX 77550-7999


                  A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.


                  Generally, all shares have equal voting rights and will be voted in the aggregate. As used in this Statement of Additional Information, the vote of a majority of the outstanding voting securities means, with respect to the Fund or a Portfolio, the vote of the lesser of (i) 67% of the shares represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be, are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or Portfolio, as the case may be. Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held. Each share of a Portfolio is entitled to such dividends and distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Fund's Board of Directors. In the event of the liquidation of a Portfolio, shares of the Portfolio are entitled to receive the assets of that Portfolio that are available for distribution.


                  Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Fund.


                        COUNSEL AND INDEPENDENT AUDITORS


                  Legal matters in connection with the issuance of the shares of the Fund offered hereby will be passed upon by Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982.


                  Anchin, Block & Anchin LLP are the independent auditors for the Fund.

                             ADDITIONAL INFORMATION



                  The Fund's Registration Statement, including the Prospectus, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or this Statement of Additional Information as to the content of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                  A special service is available to banks, brokers, investment advisers, trust companies and others who have a number of accounts in the Fund. In addition to the regular Statement of Account furnished to the registered holder after each transaction, a monthly summary of accounts can be provided. The monthly summary will show for each account the account number, the month-end share balance and the dividends and distributions paid during the month. For information on the special monthly summary of accounts, contact the Fund.

                                    APPENDIX


                                Rating Categories

           Description of certain ratings assigned by S&P and Moody's:


S&P

LONG-TERM


AAA
An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA
An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC
An obligation rated 'CC' is currently highly vulnerable to nonpayment.


C
A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.


D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


r
The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


N.R.
The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM


A-1
A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.


C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.


D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


MOODY'S

LONG-TERM


Aaa
Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.


A
Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


Baa
Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba
Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B
Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa
Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca
Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C
Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


                  Leading market positions in well-established industries.


                  High rates of return on funds employed.

                  Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  Issuers rated Not Prime do not fall within any of the Prime rating categories.

                         LAZARD RETIREMENT SERIES, INC.
                            PART C. OTHER INFORMATION

Item 23.      Exhibits

               (a)(1)    Articles of Incorporation(1)

               (a)(2)    Articles of Amendment(1)

               (a)(3)    Articles Supplementary

               (b)       By-Laws, as amended(1)

               (d)       Investment Management Agreement, as revised

               (e)       Distsribution Agreement, as revised

               (g)       Custodian Contract(1)

               (h)(1)    Administration Agreement(1)

               (h)(2)    Form of Participation Agreement, as revised

               (i)       Opinion and Consent of Counsel(1)

               (j)       Consent of Independent Auditors

               (m)       Distsribution and Servicing Plan, as revised

               (p)       Code of Ethics(3)

                         Other Exhibits:

                         Power of Attorney of Board Members(2)

----------

1. Incorporated by reference from Registrant's Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission (the "SEC") on May 19, 1997.

2. Incorporated by reference from Registrant's Post-Effective Amendment No. 4 filed with the SEC on May 1, 2000.

3. Incorporated by reference from Registrant's Post-Effective Amendment No. 5 filed with the SEC on August 15, 2000.

Item 24.      Persons Controlled by or under Common Control with Registrant.

              None.

Item 25.      Indemnification.

          Reference is made to Article NINTH of the Registrant's Articles of Incorporation filed as Exhibit (a) and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit (b) and by the following undertaking set forth in the rules promulgated by the SEC:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

     Reference also is made to the Investment Management Agreement and the Distribution Agreement filed as Exhibits (d) and (e), respectively.

Item 26.      Business and Other Connections of Investment Advisers.

         The description of the Investment Manager under the Captions "Fund Management" in the Prospectus and "Management" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement is incorporated by reference herein. Registrant is fulfilling the requirement of this Item 26 to provide a list of the officers and directors of Lazard Freres & Co. LLC, the Registrant's investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Lazard Freres & Co. LLC or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") by the Lazard Freres & Co. LLC (SEC File No. 801-6568).

Item 27.      Principal Underwriters.


(a) Lazard Freres & Co. LLC, through its division Lazard Asset Management, currently serves as an investment adviser or subadviser to the following investment companies: The Lazard Funds, Inc.; American AAdvantage Funds--International Equity Fund; AmSouth Mutual Funds--International Equity Fund; Variable Insurance Funds (AmSouth)--International Equity Fund; EQ Advisors Trust--Lazard Small Cap Value Portfolio; Fortis Series Fund, Inc.--International Stock Series; Frank Russell Investment Company--Fixed Income III Fund and Multistrategy Bond Fund; JNL Series Trust--Lazard/JNL Mid Cap Value Series and Lazard/JNL Small Cap Value Series; Managers Funds--Managers International Equity Fund; MEMBERS Mutual Funds--International Stock Fund-Emerging Markets Portfolio, International Stock Fund-International Equity Portfolio and International Stock Fund-International Small Cap Portfolio; Nationwide Mutual Funds--Prestige International Equity Fund; Nationwide Separate Account Trust--Nationwide Small Company Fund; New Covenant Funds--New Covenant Growth Fund (Domestic) and New Covenant Growth Fund (Small Cap); Pacific Select Fund--International Value Portfolio and Mid-Cap Value Portfolio; Prudential Diversified Funds--Prudential Diversified High Growth Fund and Prudential Diversified Moderate Growth Fund; Pacific Select Fund--International Value Portfolio and Mid-Cap Value Portfolio; Target Funds--International Equity Portfolio and Small Cap Value Portfolio; The Target Portfolio Trust--International Equity Portfolio and Small Cap Value Portfolio; TIFF Investment Program, Inc.--TIFF Emerging Markets Fund; Travelers Series Trust--Lazard International Stock Portfolio; Ultra Series Fund--International Stock Fund-Emerging Markets, International Stock Fund-International Equity and International Stock Fund-International Small Cap; and Vantagepoint Funds-International Funds.



(b) Registrant is fulfilling the requirement of this Item 27 by incorporating by reference, the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Lazard Freres & Co. LLC (SEC File No. 801-6568) and the information contained in the Form BD filed with the SEC pursuant to the Securities Exchange Act of 1934 by Lazard Freres & Co. LLC (SEC File No. 8-2595).

(c)  Not applicable.

Item 28.      Location of Accounts and Records.

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained as follows: Journals, ledgers, securities records and other original records are maintained primarily at the offices of the Registrant's Custodian, State Street Bank & Trust Company. All other records so required to be maintained are maintained at the offices of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10020.

Item 29.      Management Services.

              Not applicable.

Item 30.      Undertakings.

              None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of April, 2001.


                         LAZARD RETIREMENT SERIES, INC.
                                  (Registrant)
                          By: /s/HERBERT W. GULLQUIST*
                              ------------------------
                         Herbert W. Gullquist, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/Herbert W. Gullquist*     President (Principal Executive,      April 30, 2001
------------------------     Financial and Accounting Officer)
Herbert W. Gullquist         and Director

/s/Norman Eig*               Director                             April 30, 2001
------------------------
Norman Eig

/s/ John J. Burke*           Director                             April 30, 2001
------------------------
John J. Burke

/s/ Lester Z. Lieberman*     Director                             April 30, 2001
------------------------
Lester Z. Lieberman

/s/ Richard Reiss, Jr.*      Director                             April 30, 2001
------------------------
Richard Reiss, Jr.

/s/ John Rutledge*           Director                             April 30, 2001
------------------------
John Rutledge

/s/ Kenneth S. Davidson*     Director                             April 30, 2001
------------------------
Kenneth S. Davidson

/s/ Carl Frischling*         Director                             April 30, 2001
------------------------
Carl Frischling

/s/ William Katz*            Director                             April 30, 2001
------------------------
William Katz


*By: /s/ David M. Goldenberg, Esq.
     -----------------------------
Attorney-in-fact, David M. Goldenberg, Esq.

                                INDEX TO EXHIBITS

Exhibit Number
--------------

(a)(3)    Articles Supplementary

(d)       Investment Management Agreement, as revised

(e)       Distribution Agreement, as revised

(h)(2)    Form of Participation Agreement, as revised

(j)       Consent of Independent Auditors

(m)       Distribution and Servicing Plan, as revised